UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	November 1, 2016 — April 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Absolute Return 300 Fund®

Semiannual report
4 | 30 | 17

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PTRNX

Putnam
Absolute Return
300 Fund ®

Semiannual report
4 | 30 | 17

Message from the Trustees	1

Interview with your fund’s portfolio manager	3

Your fund’s performance	9

Your fund’s expenses	12

Terms and definitions	14

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Allocation of assets among fixed-income strategies and sectors may hurt performance. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s effort to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

The fund is not intended to outperform stocks and bonds during strong market rallies.

Message from the Trustees

June 12, 2017

Dear Fellow Shareholder:

An impressive level of investor optimism has helped to fuel financial markets through most of 2017’s first half. Global stock and bond markets have generally fared well, with many stock market indexes achieving new record highs with relatively low volatility. At the same time, however, investors worldwide are monitoring a number of macroeconomic and political risks that could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and do not overreact to short-term market fluctuations. We also believe it is a good idea to speak regularly with your financial advisor to help ensure that your portfolio is aligned with your goals. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

We would also like to take this opportunity to announce the arrival of Catharine Bond Hill and Manoj P. Singh to your fund’s Board of Trustees. Dr. Hill and Mr. Singh bring extensive professional and directorship experience to their role as Trustees, and we are pleased to welcome them.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See below and pages 9–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. No information for the target return is provided for periods of less than one year.

The fund is not expected to outperform during periods of market rallies.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/17. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 15.

2 Absolute Return 300 Fund

D. William Kohli
Portfolio Manager

Bill is Chief Investment Officer, Fixed Income, at Putnam. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Albert Chan, CFA; Michael V. Salm; and Paul D. Scanlon, CFA.

Bill, what was the fund’s investment environment like during the six-month reporting period ended April 30, 2017?

In the months immediately after the U.S. presidential election, investors were optimistic about the potential for tax cuts and increases in infrastructure and defense spending under the incoming Trump administration. Treasury yields rose sharply during this time, with the yield on the 10-year note reaching 2.60% in mid-December, reflecting investor expectations for higher inflation and potentially expansionary fiscal policy to come.

In March, however, a failed effort to repeal the Affordable Care Act [ACA] triggered uncertainty about the administration’s ability to get its tax-reform and fiscal-stimulus plans passed by Congress. A second attempt at an ACA repeal-and-replace bill was approved by the U.S. House of Representatives in April, but faces an uncertain outcome when it is taken up by the U.S. Senate.

After posting solid growth in the second half of 2016, the U.S. economy registered disappointing results in 2017’s first quarter, repeating a pattern that we’ve seen over the past two years. U.S. gross domestic product [GDP] grew

Absolute Return 300 Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 4/30/17. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

at a 0.7% annual rate in January through March, the slowest pace of expansion in three years, according to the Commerce Department. Consumers sharply reduced spending on big-ticket items, such as automobiles. At the same time, there were signs of underlying strength in the data. For example, final sales to domestic purchasers — a key measure of the health of domestic demand — rose at a 2.2% annual rate. In our view, transitory factors likely suppressed consumer spending in the first quarter, and we believe GDP may pick up in the second quarter.

The Federal Reserve increased its target for short-term interest rates by a quarter percentage point twice during the period, raising the federal funds rate to a range of 0.75% to 1%. The Fed issued a fairly upbeat statement at its early May policy meeting, saying that it expected economic growth to rebound after a soft first quarter. The central bank signaled that it is likely to continue gradually raising short-term rates this year if its growth forecast appears to be consistent with its expectations.

Within this environment, credit spreads continued to tighten, reflecting persistent investor demand for credit risk, as market volatility remained low and corporate earnings growth was positive overall.

4 Absolute Return 300 Fund

The fund generated a solid gain for the period. Which holdings and strategies bolstered performance?

Our mortgage-credit strategies were the top overall contributor, led by holdings of mezzanine commercial mortgage-backed securities [CMBS]. Early in the period, our positions in CMBS that were issued before the 2008 financial crisis performed particularly well. However, gains from the sector were pared in February when headlines concerning retail store closures prompted some investors to express a bearish view on certain parts of the CMBS market due to the sector’s exposure to retail properties. Although we agree that retailers face challenges amid evolving shopper preferences and a shift from traditional brick-and-mortar to online commerce, we believe the CMBS held by the fund have enough credit protection to withstand the changes that are occurring in retail.

Elsewhere within mortgage credit, non-agency residential mortgage-backed securities [RMBS] also aided the fund’s performance. Our investments in agency credit risk-transfer securities [CRTS] performed well, as a combination of relatively high yields and high-quality collateral continued to attract investors to this growing market. Furthermore, an increasing number of institutional investment managers are embracing CRTS as an easier way to access the mortgage market.

Our interest-rate and yield-curve positioning also notably aided results. We continued our efforts to de-emphasize interest-rate risk by keeping the portfolio’s duration — a key measure of interest-rate sensitivity — modestly negative for most of the period. This strategy was particularly helpful in November when Treasury yields rose sharply across the yield curve in response to the U.S. presidential election outcome.

In April, we moved the fund’s duration slightly above zero on the view that interest rates could remain range-bound over the near term. That said, we saw this as a tactical maneuver, and our

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/17. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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core strategy of de-emphasizing interest-rate risk did not change.

How did corporate credit affect results?

Allocations to corporate bonds — both investment grade and high yield — provided a further boost to results. Positive sentiment toward both sectors was fueled by investor expectations that economic growth could potentially accelerate if the Trump administration is successful at implementing tax cuts and a more robust fiscal policy. Relatively stable global oil prices also provided a tailwind.

Were there other parts of the portfolio that contributed?

Holdings of emerging-market [EM] debt and our active currency strategy contributed in about equal amounts to performance.

In EM debt, investments in Russia added the most, partly helped by stable oil prices. Investors were also relieved that the country was not subjected to additional sanctions from the United Nations. Positions in Argentina, Brazil, and Mexico also contributed, aided by oil prices and persistent investor demand for high-yielding securities. Our EM exposure in these countries also benefited from reduced fears that the Trump administration might take a more protectionist approach to foreign trade.

Within active currency, short positions in the Japanese yen and the New Zealand dollar bolstered results, as both of these currencies weakened versus the U.S. dollar during the final two months of 2016. A long position in the Swedish krona was also beneficial, since this currency strengthened versus the U.S. dollar.

On the downside, which strategies weren’t as productive for the fund this period?

There were no notable detractors, but our prepayment strategies had only a marginally positive impact on performance. On the plus side, our holdings of interest-only collateralized mortgage obligations [IO CMOs] performed well amid consistent investor demand for the higher return potential offered by securities with greater risk. Additionally, the yield on the 10-year Treasury, after spiking early in the

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Absolute Return 300 Fund

period, stayed in a fairly narrow range for the remainder of the period, keeping mortgage refinancing activity subdued and prepayment speeds slow. However, adverse results from a strategy that sought to exploit the yield differential between current mortgage rates and longer-term Treasury yields detracted and largely negated the benefit of our IO

CMO positions.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and in an attempt to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to help gain exposure to interest rates in various countries. Lastly, we utilized currency forward contracts to help hedge the foreign exchange-rate risk associated with bonds not denominated in U.S. dollars and for gaining exposure to foreign currencies.

What is your outlook for the coming months?

As we look at the world today, we see economic activity picking up and inflation levels beginning to rise. Higher commodity prices appear to be working their way into final prices, which we believe is leading to fairly persistent pricing pressures in the United States and elsewhere. In our view, global economies appear to be normalizing, and we think this is particularly true in the United States. Given this normalization, we think the level of interest rates remains too low.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Absolute Return 300 Fund 7

We believe that the declining U.S. unemployment rate suggests wage pressures could start to build as businesses compete for scarcer workers, though wage increases to this point have been modest. It also means, in our view, that the Fed is likely to raise interest rates for the second time this year at its next policy meeting in June, and then likely again before the end of the year.

We also think that later this year the central bank is likely to communicate a plan for beginning the process of winding down its $4.5 trillion portfolio of U.S. Treasuries and mortgage-backed securities. We believe that the Fed’s objective is to gently pull back the stimulus it pumped into the economy during and after the financial crisis now that economic growth appears to be normalizing.

What implications does your outlook have for fund positioning?

We plan to continue seeking opportunities in mortgage credit and prepayment-sensitive areas of the market that we believe offer relative value.

As of period-end, the fund’s duration was moderately above zero, reflecting diverse positioning across various countries. The fund had negative duration in some of the largest developed-market economies, including the United States and the United Kingdom. At the same time, the portfolio had positive duration in several other markets, including Sweden, Russia, Canada, and New Zealand.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

8 Absolute Return 300 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2017, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

Class A (12/23/08)
Before sales charge	23.15%	2.52%	11.95%	2.28%	3.01%	0.99%	7.08%	4.34%

After sales charge	21.92	2.40	10.83	2.08	1.98	0.65	6.01	3.30

Class B (12/23/08)
Before CDSC	20.53	2.26	10.84	2.08	2.28	0.76	6.91	4.15

After CDSC	20.53	2.26	10.84	2.08	2.28	0.76	5.91	3.15

Class C (12/23/08)
Before CDSC	15.67	1.76	7.91	1.53	0.65	0.21	6.37	3.95

After CDSC	15.67	1.76	7.91	1.53	0.65	0.21	5.37	2.95

Class M (12/23/08)
Before sales charge	22.34	2.44	11.65	2.23	2.73	0.90	7.08	4.22

After sales charge	21.42	2.35	10.81	2.07	1.96	0.65	6.27	3.43

Class P (8/31/16)
Net asset value	25.72	2.78	13.39	2.54	3.80	1.25	7.39	4.54

Class R (12/23/08)
Net asset value	20.51	2.26	10.58	2.03	2.23	0.74	6.80	4.17

Class R6 (7/2/12)
Net asset value	25.79	2.79	13.45	2.56	3.72	1.23	7.40	4.45

Class Y (12/23/08)
Net asset value	25.62	2.77	13.30	2.53	3.73	1.23	7.31	4.46

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining over time to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Absolute Return 300 Fund 9

Comparative index returns For periods ended 4/30/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

BofA Merrill Lynch U.S.
Treasury Bill Index	1.56%	0.19%	0.88%	0.18%	0.66%	0.22%	0.40%	0.22%

Bloomberg Barclays U.S.
Aggregate Bond Index	38.46	3.97	11.87	2.27	8.19	2.66	0.83	–0.67

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/17

Distributions	Class A		Class B	Class C	Class M		Class P	Class R	Class R6	Class Y

Number	1		1	1	1		1	1	1	1

Income	$0.294		$0.275	$0.205	$0.291		$0.304	$0.250	$0.326	$0.326

Capital gains	—		—	—	—		—	—	—	—

Total	$0.294		$0.275	$0.205	$0.291		$0.304	$0.250	$0.326	$0.326

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/16	$9.76	$9.86	$9.71	$9.65	$9.73	$9.80	$9.79	$9.77	$9.82	$9.79

4/30/17	9.88	9.98	9.83	9.82	9.84	9.91	9.92	9.92	9.92	9.89

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

10 Absolute Return 300 Fund

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

Class A (12/23/08)
Before sales charge	22.52%	2.49%	11.06%	2.12%	2.58%	0.85%	7.90%	4.02%

After sales charge	21.30	2.36	9.95	1.92	1.56	0.52	6.82	2.98

Class B (12/23/08)
Before CDSC	19.92	2.22	9.96	1.92	1.86	0.62	7.61	3.84

After CDSC	19.92	2.22	9.96	1.92	1.86	0.62	6.61	2.84

Class C (12/23/08)
Before CDSC	15.08	1.71	6.94	1.35	0.23	0.08	6.97	3.63

After CDSC	15.08	1.71	6.94	1.35	0.23	0.08	5.97	2.63

Class M (12/23/08)
Before sales charge	21.72	2.40	10.76	2.06	2.31	0.76	7.78	4.01

After sales charge	20.81	2.31	9.93	1.91	1.54	0.51	6.98	3.23

Class P (8/31/16)
Net asset value	24.96	2.73	12.49	2.38	3.27	1.08	8.10	4.12

Class R (12/23/08)
Net asset value	19.90	2.22	9.70	1.87	1.71	0.57	7.61	3.86

Class R6 (7/2/12)
Net asset value	25.03	2.74	12.55	2.39	3.29	1.08	8.11	4.14

Class Y (12/23/08)
Net asset value	24.99	2.73	12.51	2.39	3.30	1.09	8.13	4.14

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Total annual operating
expenses for the fiscal year
ended 10/31/16	0.70%	0.90%	1.45%	0.75%	0.45%*	0.95%	0.45%	0.45%

Annualized expense ratio
for the six-month period
ended 4/30/17‡	0.69%	0.89%	1.44%	0.74%	0.44%	0.94%	0.44%	0.44%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower distribution (12b-1) fees applicable to class P shares.

‡ Includes a decrease of 0.16% from annualizing the performance fee adjustment for the six months ended 4/30/17.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/16 to 4/30/17. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Expenses paid per $1,000 *†	$3.50	$4.51	$7.28	$3.75	$2.23	$4.76	$2.23	$2.23

Ending value (after expenses)	$1,043.40	$1,041.50	$1,039.50	$1,042.20	$1,045.40	$1,041.70	$1,044.50	$1,044.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

12 Absolute Return 300 Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/17, use the following calculation method. To find the value of your investment on 11/1/16, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Expenses paid per $1,000 *†	$3.46	$4.46	$7.20	$3.71	$2.21	$4.71	$2.21	$2.21

Ending value (after expenses)	$1,021.37	$1,020.38	$1,017.65	$1,021.12	$1,022.61	$1,020.13	$1,022.61	$1,022.61

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Absolute Return 300 Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC, and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

14 Absolute Return 300 Fund

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Agency credit risk transfer security (CRTS) is backed by a reference pool of agency mortgages. Unlike regular agency pass-throughs, the principal invested in a CRTS is not backed by Fannie Mae or Freddie Mac. To compensate investors for this risk, CRTS offer a higher yield than conventional pass-through securities. Similar to CMBS, CRTS are structured into various tranches offering different levels of risk and yield based on the underlying reference pool.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Absolute Return 300 Fund 15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2017, Putnam employees had approximately $494,000,000 and the Trustees had approximately $139,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Absolute Return 300 Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Absolute Return 300 Fund 17

The fund’s portfolio 4/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (47.0%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)

Government National Mortgage Association Pass-Through Certificates
4.00%, TBA, 5/1/47	$2,000,000	$2,114,375

		2,114,375

U.S. Government Agency Mortgage Obligations (46.6%)

Federal National Mortgage Association Pass-Through Certificates

4.50%, TBA, 5/1/47	8,000,000	8,608,750

4.00%, TBA, 5/1/47	2,000,000	2,106,562

3.50%, TBA, 6/1/47	71,000,000	72,863,750

3.50%, TBA, 5/1/47	71,000,000	73,013,517

3.00%, TBA, 5/1/47	48,000,000	47,958,749

2.50%, TBA, 5/1/47	26,000,000	25,037,189

		229,588,517

Total U.S. government and agency mortgage obligations (cost $230,443,517)		$231,702,892

	Principal
U.S. TREASURY OBLIGATIONS (0.1%)*	amount	Value

U.S. Treasury Notes 2.00%, 9/30/20 §	$382,000	$387,488

Total U.S. treasury obligations (cost $381,879)		$387,488

	Principal
MORTGAGE-BACKED SECURITIES (46.0%)*	amount	Value

Agency collateralized mortgage obligations (19.1%)

Federal Home Loan Mortgage Corporation

IFB Ser. 2976, Class LC, 20.774%, 5/15/35	$94,961	$139,573

IFB Ser. 3072, Class SM, 20.15%, 11/15/35	221,510	322,423

IFB Ser. 3249, Class PS, 18.993%, 12/15/36	133,117	187,095

IFB Ser. 2990, Class LB, 14.404%, 6/15/34	494,163	593,626

IFB Ser. 3852, Class NT, 5.006%, 5/15/41	5,170,274	5,240,310

Ser. 4601, Class IC, IO, 4.00%, 12/15/45	5,492,142	852,930

Ser. 4193, Class PI, IO, 4.00%, 3/15/43	5,368,664	852,839

Ser. 4213, Class GI, IO, 4.00%, 11/15/41	4,846,550	672,701

Ser. 4591, Class QI, IO, 3.50%, 4/15/46	8,886,973	1,389,301

Ser. 4369, Class IA, IO, 3.50%, 7/15/44	4,601,267	764,555

Ser. 4136, Class IW, IO, 3.50%, 10/15/42	8,922,328	1,194,286

Ser. 4150, Class DI, IO, 3.00%, 1/15/43	8,720,199	1,106,375

Ser. 4158, Class TI, IO, 3.00%, 12/15/42	5,680,537	606,454

Ser. 4182, Class PI, IO, 3.00%, 12/15/41	13,437,852	1,112,654

Ser. 4206, Class IP, IO, 3.00%, 12/15/41	4,852,019	473,293

FRB Ser. 8, Class A9, IO, 0.445%, 11/15/28	291,363	4,006

FRB Ser. 59, Class 1AX, IO, 0.274%, 10/25/43	761,509	7,585

Ser. 48, Class A2, IO, 0.212%, 7/25/33	1,147,554	8,472

Ser. 3835, Class FO, PO, zero %, 4/15/41	10,210,468	8,807,968

Federal National Mortgage Association

IFB Ser. 05-74, Class NK, 22.547%, 5/25/35	70,431	99,465

IFB Ser. 07-53, Class SP, 20.568%, 6/25/37	187,397	276,974

IFB Ser. 05-75, Class GS, 17.278%, 8/25/35	143,637	187,846

IFB Ser. 11-4, Class CS, 10.919%, 5/25/40	1,347,418	1,553,701

Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	5,237,110	1,235,780

18 Absolute Return 300 Fund

	Principal
MORTGAGE-BACKED SECURITIES (46.0%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Federal National Mortgage Association

IFB Ser. 12-68, Class BS, IO, 5.009%, 7/25/42	$7,346,861	$1,270,390

Ser. 397, Class 2, IO, 5.00%, 9/25/39	553,913	116,945

Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,922,307	530,019

Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,195,304	606,469

Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	9,272,976	1,298,324

Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	5,316,409	698,374

Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	5,663,728	601,209

Ser. 14-76, IO, 3.50%, 11/25/39	6,854,823	720,096

Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	6,925,626	998,210

Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32	2,359,235	362,732

Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	6,511,143	729,899

Ser. 6, Class BI, IO, 3.00%, 12/25/42	12,024,631	905,455

Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,331,688	272,865

Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	17,086,333	1,401,079

Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	9,148,262	665,984

Ser. 98-W5, Class X, IO, 0.619%, 7/25/28	570,792	27,826

Ser. 98-W2, Class X, IO, 0.536%, 6/25/28	1,849,604	90,168

Ser. 07-44, Class CO, PO, zero %, 5/25/37	35,745	29,707

Government National Mortgage Association

IFB Ser. 16-77, Class SC, IO, 5.107%, 10/20/45	5,543,548	1,054,483

IFB Ser. 13-99, Class VS, IO, 5.106%, 7/16/43	2,082,724	338,109

IFB Ser. 11-17, Class S, IO, 5.057%, 2/20/41	2,930,567	476,510

Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	4,253,357	897,033

Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	5,202,445	1,140,373

Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	5,069,146	1,073,468

Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	233,284	16,100

Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,055,456	222,522

Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	6,392,174	1,324,522

Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	20,391,492	4,318,286

Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	14,247,939	2,993,777

Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	6,448,318	1,282,220

Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	5,568,926	1,256,907

Ser. 12-129, IO, 4.50%, 11/16/42	4,393,814	1,018,662

Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	268,239	35,595

Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	4,074,883	809,007

Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	2,824,990	661,895

Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	1,361,769	64,453

Ser. 15-94, IO, 4.00%, 7/20/45	176,847	40,599

Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	2,470,827	425,188

Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	4,859,470	774,566

Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,352,400	233,729

Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	6,481,430	1,042,992

Ser. 13-53, Class IA, IO, 4.00%, 12/20/26	5,948,031	663,291

Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	17,563,616	2,274,594

Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	7,633,032	1,155,641

Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	5,529,549	746,489

Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	8,125,544	1,409,327

Ser. 13-76, IO, 3.50%, 5/20/43	3,775,596	612,779

Absolute Return 300 Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (46.0%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Government National Mortgage Association

Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	$4,891,742	$738,751

Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	5,730,821	801,398

Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,167,322	336,693

Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	9,096,796	683,633

Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	1,941,082	188,002

Ser. 183, Class AI, IO, 3.50%, 10/20/39	6,391,950	729,130

Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	8,287,208	778,086

Ser. 14-145, Class PI, IO, 3.50%, 10/20/29	3,995,143	485,809

Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	4,176,597	347,773

Ser. 14-115, Class QI, IO, 3.00%, 3/20/29	8,181,688	753,615

Ser. 16-H23, Class NI, IO, 2.584%, 10/20/66	10,095,153	1,386,064

Ser. 16-H13, Class IK, IO, 2.58%, 6/20/66	18,238,429	2,370,996

Ser. 17-H06, Class BI, IO, 2.268%, 2/20/67	14,546,896	1,940,556

Ser. 16-H02, Class BI, IO, 2.234%, 11/20/65	13,398,636	1,391,194

Ser. 17-H03, Class DI, IO, 2.20%, 12/20/66	4,920,444	691,937

Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66	3,392,570	371,062

Ser. 15-H15, Class JI, IO, 1.944%, 6/20/65	12,550,029	1,311,478

Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65	18,778,348	1,883,468

Ser. 15-H25, Class EI, IO, 1.842%, 10/20/65	15,068,552	1,398,362

Ser. 15-H18, Class IA, IO, 1.825%, 6/20/65	12,035,382	945,981

Ser. 15-H09, Class BI, IO, 1.691%, 3/20/65	15,486,397	1,279,176

Ser. 15-H10, Class EI, IO, 1.633%, 4/20/65	17,204,205	1,071,822

Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65	15,421,521	1,246,059

Ser. 14-H14, Class CI, IO, 1.58%, 7/20/64	18,768,593	1,149,576

Ser. 15-H28, Class DI, IO, 1.55%, 8/20/65	11,851,106	900,684

Ser. 11-H08, Class GI, IO, 1.256%, 3/20/61	11,994,938	586,552

Ser. 10-151, Class KO, PO, zero %, 6/16/37	909,842	759,473

GSMPS Mortgage Loan Trust 144A

FRB Ser. 98-4, IO, 1.147%, 12/19/26	102,675	1

FRB Ser. 98-2, IO, 1.004%, 5/19/27	57,783	1

FRB Ser. 99-2, IO, 0.84%, 9/19/27	145,163	1,270

FRB Ser. 98-3, IO, zero %, 9/19/27	68,177	1

		93,907,683

Commercial mortgage-backed securities (20.3%)

Banc of America Commercial Mortgage Trust

Ser. 06-4, Class AJ, 5.695%, 7/10/46	1,429,080	1,426,391

FRB Ser. 07-1, Class XW, IO, 0.413%, 1/15/49	1,303,038	6,432

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-1, Class B, 5.28%, 11/10/42	2,632,000	2,252,860

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42	160,906	32

Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.566%, 1/12/45	2,398,000	2,320,065

Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW11, Class B, 5.328%, 3/11/39	3,881,670	3,710,955

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E,
6.281%, 4/15/44	1,782,862	832,240

20 Absolute Return 300 Fund

	Principal
MORTGAGE-BACKED SECURITIES (46.0%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

Citigroup Commercial Mortgage Trust

FRB Ser. 13-GC17, Class XA, IO, 1.60%, 11/10/46	$26,089,142	$1,240,982

FRB Ser. 14-GC21, Class XA, IO, 1.425%, 5/10/47	11,911,688	811,044

FRB Ser. 14-GC19, Class XA, IO, 1.389%, 3/10/47	13,985,325	808,771

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC17,
Class D, 5.104%, 11/10/46	5,194,000	4,907,556

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.99%, 5/15/46	2,229,000	2,233,558

COMM Mortgage Trust

Ser. 06-C8, Class AJ, 5.377%, 12/10/46	600,874	601,295

FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47	956,000	959,039

FRB Ser. 14-LC15, Class XA, IO, 1.515%, 4/10/47	9,058,316	516,922

FRB Ser. 14-CR19, Class XA, IO, 1.41%, 8/10/47	36,648,102	2,173,746

FRB Ser. 14-UBS4, Class XA, IO, 1.398%, 8/10/47	20,640,848	1,242,849

FRB Ser. 13-CR11, Class XA, IO, 1.312%, 8/10/50	59,531,406	3,123,831

FRB Ser. 14-UBS6, Class XA, IO, 1.195%, 12/10/47	25,385,263	1,347,957

COMM Mortgage Trust 144A

Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	1,038,171

Ser. 13-LC13, Class E, 3.719%, 8/10/46	1,503,000	997,691

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1,
Class AJ, 6.507%, 2/15/41	4,668,000	4,255,349

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3,
Class B, 4.882%, 7/15/37	301,017	300,114

Credit Suisse First Boston Mortgage Securities Corp. 144A

Ser. 98-C1, Class F, 6.00%, 5/17/40	231,733	235,375

FRB Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38	1,367,082	231

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.943%, 4/15/50	1,086,000	921,542

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.51%, 8/10/44	2,440,000	2,518,324

GS Mortgage Securities Corp II FRB Ser. 15-GC30, Class XA, IO,
1.032%, 5/10/50	16,515,906	809,279

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class E,
4.557%, 2/10/46	1,864,000	1,449,260

GS Mortgage Securities Trust

FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46	1,318,000	1,284,918

FRB Ser. 14-GC18, Class XA, IO, 1.294%, 1/10/47	21,021,351	1,104,483

GS Mortgage Securities Trust 144A

FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45	1,547,376	1,493,527

Ser. 11-GC3, Class E, 5.00%, 3/10/44	1,219,000	1,131,232

FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46	1,501,000	1,324,182

JPMBB Commercial Mortgage Securities Trust

FRB Ser. 14-C19, Class C, 4.822%, 4/15/47	602,000	611,597

FRB Ser. 14-C26, Class C, 4.569%, 1/15/48	536,000	528,088

FRB Ser. 14-C19, Class XA, IO, 1.338%, 4/15/47	28,569,690	959,942

FRB Ser. 14-C24, Class XA, IO, 1.215%, 11/15/47	16,102,957	787,535

JPMBB Commercial Mortgage Securities Trust 144A

FRB Ser. 13-C17, Class D, 5.049%, 1/15/47	1,306,000	1,218,335

FRB Ser. C14, Class D, 4.709%, 8/15/46	1,497,000	1,390,624

Absolute Return 300 Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (46.0%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

JPMBB Commercial Mortgage Securities Trust 144A

FRB Ser. 14-C25, Class D, 4.096%, 11/15/47	$731,000	$572,227

FRB Ser. 14-C26, Class D, 4.069%, 1/15/48	666,000	552,241

JPMorgan Chase Commercial Mortgage Securities Trust

FRB Ser. 07-CB20, Class AJ, 6.37%, 2/12/51	403,000	412,874

FRB Ser. 13-C10, Class XA, IO, 1.323%, 12/15/47	44,949,310	2,213,978

JPMorgan Chase Commercial Mortgage Securities Trust 144A

FRB Ser. 07-CB20, Class B, 6.47%, 2/12/51	2,194,000	1,974,600

FRB Ser. 07-CB20, Class C, 6.47%, 2/12/51	1,220,000	1,073,600

FRB Ser. 11-C3, Class E, 5.801%, 2/15/46	4,278,000	4,198,429

FRB Ser. 12-C8, Class D, 4.807%, 10/15/45	2,332,000	2,266,471

FRB Ser. 12-LC9, Class D, 4.535%, 12/15/47	327,000	328,864

Ser. 13-C10, Class E, 3.50%, 12/15/47	1,298,000	954,419

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.474%, 2/15/40	469,608	45

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO,
0.005%, 6/12/43	6,126,745	25

Morgan Stanley Bank of America Merrill Lynch Trust

FRB Ser. 14-C14, Class C, 4.99%, 2/15/47	1,113,000	1,157,430

FRB Ser. 13-C13, Class XA, IO, 1.285%, 11/15/46	47,768,666	2,415,661

Morgan Stanley Bank of America Merrill Lynch Trust 144A

Ser. 14-C17, Class D, 4.854%, 8/15/47	2,809,000	2,394,407

FRB Ser. 13-C10, Class E, 4.219%, 7/15/46	4,055,000	3,338,887

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B,
5.448%, 11/12/41	1,036,000	965,420

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class XA, IO,
2.282%, 3/15/45	9,505,570	779,450

UBS-Barclays Commercial Mortgage Trust 144A

FRB Ser. 12-C2, Class XA, IO, 1.583%, 5/10/63	8,316,102	458,488

FRB Ser. 13-C5, Class XA, IO, 1.155%, 3/10/46	47,722,830	2,309,785

Wachovia Bank Commercial Mortgage Trust

FRB Ser. 06-C26, Class AJ, 6.309%, 6/15/45	1,685,000	1,238,475

FRB Ser. 06-C29, IO, 0.496%, 11/15/48	17,182,433	687

Wells Fargo Commercial Mortgage Trust

FRB Ser. 13-LC12, Class C, 4.431%, 7/15/46	749,000	765,853

FRB Ser. 14-LC16, Class XA, IO, 1.554%, 8/15/50	22,935,586	1,369,025

Wells Fargo Commercial Mortgage Trust 144A

FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46	2,166,000	1,989,293

Ser. 14-LC18, Class D, 3.957%, 12/15/47	2,837,000	2,296,643

WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C,
4.536%, 12/15/45	816,000	802,072

WF-RBS Commercial Mortgage Trust 144A

FRB Ser. 11-C5, Class E, 5.861%, 11/15/44	603,000	611,502

Ser. 11-C4, Class E, 5.265%, 6/15/44	1,068,000	1,016,202

FRB Ser. 12-C7, Class D, 4.988%, 6/15/45	1,621,000	1,507,190

FRB Ser. 12-C10, Class D, 4.601%, 12/15/45	1,360,000	1,207,425

FRB Ser. 12-C10, Class E, 4.601%, 12/15/45	1,658,000	1,277,696

Ser. 13-C14, Class E, 3.25%, 6/15/46	1,065,000	708,332

22 Absolute Return 300 Fund

	Principal
MORTGAGE-BACKED SECURITIES (46.0%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

WF-RBS Commercial Mortgage Trust 144A

FRB Ser. 11-C5, Class XA, IO, 1.929%, 11/15/44	$10,239,925	$644,808

FRB Ser. 12-C9, Class XB, IO, 0.864%, 11/15/45	46,094,000	1,602,873

		100,281,701

Residential mortgage-backed securities (non-agency) (6.6%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1.152%, 6/26/35	1,465,309	1,435,924

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.291%,
7/25/25 (Bermuda)	832,530	849,701

Countrywide Alternative Loan Trust

FRB Ser. 06-OA7, Class 1A1, 2.287%, 6/25/46	516,557	492,486

FRB Ser. 06-OA7, Class 1A2, 1.602%, 6/25/46	4,349,097	4,001,169

FRB Ser. 05-27, Class 1A1, 1.532%, 8/25/35	1,455,588	1,160,322

FRB Ser. 05-59, Class 1A1, 1.323%, 11/20/35	5,276,490	4,777,333

FRB Ser. 06-OA10, Class 4A1, 1.181%, 8/25/46	395,406	351,911

Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, 1.611%, 4/25/35	728,786	585,796

Federal Home Loan Mortgage Corporation

Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B,
12.491%, 1/25/25	1,142,793	1,481,065

Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B,
11.491%, 10/25/28	259,827	318,547

Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
10.991%, 7/25/28	656,811	781,614

Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
10.341%, 4/25/28	1,779,272	2,100,204

Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
8.541%, 12/25/27	1,067,778	1,203,564

Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
6.136%, 10/25/29	640,000	654,656

Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3,
5.691%, 4/25/28	650,000	740,170

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
13.241%, 9/25/28	1,589,833	2,125,075

Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
12.741%, 10/25/28	840,000	1,094,410

Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.891%, 10/25/28	1,450,000	1,681,541

Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.691%, 4/25/28	1,819,270	2,077,945

Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
5.541%, 2/25/25	266,516	288,450

Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
5.291%, 2/25/25	383,041	417,421

Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
5.241%, 4/25/29	80,000	86,464

Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.991%, 5/25/25	51,612	55,889

Absolute Return 300 Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (46.0%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
4.991%, 5/25/25	$166,146	$177,510

Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M2,
3.991%, 7/25/24	120,000	125,985

GSAA Home Equity Trust FRB Ser. 05-15, Class 2A2,
1.241%, 1/25/36	1,022,738	707,223

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1,
Class 2A1, 1.171%, 1/25/37	675,199	590,954

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13,
Class A1C3, 1.481%, 10/25/45	2,436,292	2,260,131

		32,623,460

Total mortgage-backed securities (cost $232,203,754)		$226,812,844

	Principal
CORPORATE BONDS AND NOTES (29.7%)*	amount	Value

Basic materials (1.2%)

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18	$1,308,000	$1,352,053

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	950,000	1,064,791

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub.
notes 9.00%, 5/1/19 (Australia)	708,000	804,921

Southern Copper Corp. sr. unsec. unsub. notes 5.875%,
4/23/45 (Peru)	800,000	840,000

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	734,000	770,700

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	1,000,000	1,085,000

		5,917,465

Capital goods (2.9%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.375%, 9/15/24	500,000	513,750

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.00%, 3/15/22	1,337,000	1,370,425

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. notes 4.25%, 9/15/22 (Ireland)	1,000,000	1,019,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.50%, 9/1/22	1,020,000	1,045,500

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24	500,000	505,000

Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21	3,580,000	4,505,713

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	1,000,000	1,100,000

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6.00%, 10/15/17 (Luxembourg)	1,692,000	1,726,156

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22	750,000	788,438

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22	1,025,000	1,066,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.00%, 4/29/20	500,000	520,625

		14,160,807

24 Absolute Return 300 Fund

	Principal
CORPORATE BONDS AND NOTES (29.7%)* cont.	amount	Value

Communication services (2.1%)

AT&T, Inc. sr. unsec. unsub. notes 3.00%, 6/30/22	$1,800,000	$1,800,477

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17	1,695,000	1,695,615

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	640,000	708,183

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
4.25%, 4/1/18	1,694,000	1,723,645

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	500,000	546,875

Verizon Communications, Inc. 144A sr. unsec. unsub. notes
2.946%, 3/15/22	1,557,000	1,565,184

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17
(United Kingdom)	2,346,000	2,344,747

		10,384,726

Consumer cyclicals (3.1%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes
6.75%, 4/15/18	2,008,000	2,099,940

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	552,000	592,963

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	1,000,000	1,036,250

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26	3,710,000	3,987,393

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R	596,000	667,003

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R	279,000	303,489

JC Penney Corp., Inc. company guaranty sr. unsec. bonds
8.125%, 10/1/19	490,000	534,100

Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	565,000	587,600

Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 4/1/21	500,000	526,175

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	1,200,000	1,242,000

S&P Global, Inc. company guaranty sr. unsec. unsub. notes
3.30%, 8/14/20	3,790,000	3,884,511

		15,461,424

Consumer staples (3.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	1,000,000	1,030,000

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	4,851,000	4,943,319

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 1.90%, 2/1/19	5,745,000	5,757,023

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 1.25%, 1/17/18	615,000	614,004

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	2,975,000	3,255,891

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	1,690,000	1,702,266

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1.50%, 5/11/17 (United Kingdom)	798,000	798,115

		18,100,618

Absolute Return 300 Fund 25

	Principal
CORPORATE BONDS AND NOTES (29.7%)* cont.	amount	Value

Energy (2.6%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.846%, 5/5/17 (United Kingdom)	$1,695,000	$1,695,064

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%,
5/15/17 (Canada)	1,695,000	1,697,371

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05%, 12/15/17	1,695,000	1,689,732

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	180,000	214,455

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	411,536

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	671,000	667,421

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.85%, 6/5/15 (Brazil)	205,000	182,553

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	370,000	383,413

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	3,544,000	1,345,950

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,300,000	1,383,463

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,291,000	1,252,270

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17	1,690,000	1,690,000

		12,613,228

Financials (9.6%)

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18	5,465,000	5,505,731

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	400,000	409,500

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	1,600,000	1,620,000

American Express Co. sr. unsec. notes 7.00%, 3/19/18	1,523,000	1,593,759

American Express Co. sr. unsec. notes 6.15%, 8/28/17	923,000	937,088

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18	2,358,000	2,363,952

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
1.70%, 8/25/17	1,000,000	1,000,975

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,055,000	1,089,288

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2.375%, 1/22/18	1,212,000	1,218,008

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17	1,679,000	1,682,229

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	365,000	373,857

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	2,375,000	2,387,471

KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	2,170,000	2,446,488

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45
(United Kingdom)	2,300,000	2,476,842

Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%,
7/29/25 (Australia)	1,210,000	1,264,093

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	2,125,000	2,319,720

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%,
7/25/18 (Australia)	1,175,000	1,183,401

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6.75%, 12/15/19	1,000,000	1,051,250

Protective Life Global Funding 144A notes 2.262%, 4/8/20	780,000	780,478

26 Absolute Return 300 Fund

	Principal
CORPORATE BONDS AND NOTES (29.7%)* cont.	amount	Value

Financials cont.

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	$1,700,000	$1,712,233

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	532,000	550,953

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18
(United Kingdom)	2,952,000	3,022,393

Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	2,400,000	2,510,417

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes
5.125%, 10/29/22 (Russia)	950,000	983,250

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20 R	1,000,000	1,011,384

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18 R	1,000,000	1,005,594

Simon Property Group LP 144A sr. unsec. unsub. notes
1.50%, 2/1/18 R	1,535,000	1,533,296

Societe Generale SA company guaranty sr. unsec. notes 2.75%,
10/12/17 (France)	675,000	678,524

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24	1,000,000	1,052,500

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 3.00%, 4/15/21 (Jersey)	1,020,000	1,026,966

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	1,000,000	1,047,000

		47,838,640

Health care (2.7%)

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17	1,695,000	1,695,403

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17
(United Kingdom)	1,695,000	1,723,284

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	1,012,000	1,110,670

Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	206,000	187,975

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
bonds 5.25%, 1/15/26 R	3,805,000	4,014,275

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22	1,674,000	1,726,313

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20	1,175,000	1,180,875

Tenet Healthcare Corp. company guaranty sr. notes
6.25%, 11/1/18	665,000	696,588

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	756,000	782,476

		13,117,859

Technology (0.7%)

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17	1,695,000	1,694,583

Fidelity National Information Services, Inc. sr. unsec. unsub. notes
3.625%, 10/15/20	800,000	833,828

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	895,000	934,156

		3,462,567

Transportation (0.1%)

Continental Airlines, Inc. Pass-Through Trust pass-through
certificates Ser. 97-4, Class A, 6.90%, 1/2/18	48,593	49,347

Continental Airlines, Inc. Pass-Through Trust pass-through
certificates Ser. 98-1, Class A, 6.648%, 9/15/17	47,756	48,472

Absolute Return 300 Fund 27

	Principal
CORPORATE BONDS AND NOTES (29.7%)* cont.	amount	Value

Transportation cont.

Federal Express Corp. Pass-Through Trust 144A pass-through
certificates Ser. 12, 2.625%, 1/15/18	$258,564	$258,712

		356,531

Utilities and power (1.0%)

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	475,000	495,326

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	3,816,000	4,324,081

		4,819,407

Total corporate bonds and notes (cost $143,081,324)		$146,233,272

	Principal
SENIOR LOANS (8.6%)*c	amount	Value

Basic materials (0.2%)

TMS International Corp. bank term loan FRN Ser. B,
4.557%, 10/16/20	$947,915	$955,024

		955,024

Capital goods (0.8%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B,
3.696%, 11/10/23	1,147,491	1,156,671

Berry Global Group, Inc. bank term loan FRN Ser. I, 3.501%, 10/1/22	811,798	817,098

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B,
4.408%, 3/30/24	682,220	685,524

TransDigm, Inc. bank term loan FRN Ser. C, 4.117%, 2/28/20	428,974	429,618

TransDigm, Inc. bank term loan FRN Ser. D, 4.135%, 6/4/21	778,000	778,811

		3,867,722

Communication services (0.9%)

Asurion, LLC bank term loan FRN Ser. B4, 4.25%, 8/4/22	846,688	851,768

Charter Communications Operating, LLC bank term loan FRN
Ser. E, 2.99%, 7/1/20	1,048,878	1,052,999

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2,
3.887%, 6/30/19	1,019,814	1,006,641

Level 3 Financing, Inc. bank term loan FRN Ser. B, 3.241%, 2/22/24	1,000,000	1,002,750

Sprint Communications, Inc. bank term loan FRN Ser. B,
3.50%, 2/2/24	500,000	500,209

		4,414,367

Consumer cyclicals (2.6%)

Academy, Ltd. bank term loan FRN Ser. B, 5.055%, 7/2/22	927,705	639,344

Amaya Holdings BV bank term loan FRN Ser. B, 4.647%, 8/1/21	975,131	975,893

American Casino & Entertainment Properties, LLC bank term loan
FRN Ser. B, 4.25%, 7/7/22	469,926	472,863

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11.75%, 3/1/18 (In default) †	332,619	387,225

Caesars Growth Properties Holdings, LLC bank term loan FRN
Ser. L, 3.75%, 5/8/21	408,450	408,961

CityCenter Holdings, LLC bank term loan FRN Ser. B,
3.494%, 4/7/24	474,787	475,380

CPG International, Inc. bank term loan FRN Ser. B, 4.897%, 9/30/20	459,817	462,116

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 6.25%, 7/23/22	982,500	980,830

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 5.25%, 3/16/24	985,000	983,358

28 Absolute Return 300 Fund

	Principal
SENIOR LOANS (8.6%)*[c] cont.	amount	Value

Consumer cyclicals cont.

Greektown Holdings, LLC bank term loan FRN Ser. B,
3.991%, 4/25/24	$450,000	$450,375

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2,
3.134%, 10/25/23	811,549	817,509

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.147%, 7/1/22	757,687	765,028

Jo-Ann Stores, LLC bank term loan FRN 6.00%, 10/21/23	997,500	993,343

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4.25%, 10/25/20	967,739	769,595

Scientific Games International, Inc. bank term loan FRN Ser. B3,
4.994%, 10/1/21	769,549	780,290

Tribune Media Co. bank term loan FRN Ser. B, 3.982%, 1/27/24	801,370	807,380

Tribune Media Co. bank term loan FRN Ser. B, 3.75%, 12/27/20	64,135	64,376

Univision Communications, Inc. bank term loan FRN Ser. C5,
3.75%, 3/15/24	742,239	736,569

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19	1,243,769	1,244,805

		13,215,240

Consumer staples (1.2%)

1011778 BC ULC bank term loan FRN Ser. B, 3.309%, 2/17/24	997,919	997,919

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.00%, 2/14/21	417,100	413,823

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2,
4.50%, 9/15/20	645,910	643,487

Del Monte Foods, Inc. bank term loan FRN 4.307%, 2/18/21	928,800	773,226

Landry’s, Inc. bank term loan FRN Ser. B, 3.733%, 10/4/23	1,111,154	1,111,709

Libbey Glass, Inc. bank term loan FRN Ser. B, 3.989%, 4/9/21	915,682	874,476

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21	1,000,000	1,001,458

		5,816,098

Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN
5.284%, 8/4/20	690,000	483,575

		483,575

Financials (0.2%)

USI, Inc./NY bank term loan FRN Ser. B, 4.25%, 12/27/19	919,772	919,772

		919,772

Health care (1.4%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B,
4.78%, 8/17/21	513,271	513,271

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H,
4.048%, 1/27/21	1,800,059	1,787,683

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B,
3.195%, 1/31/25	500,000	501,310

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4.50%, 5/3/18	520,202	520,419

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.397%, 2/3/24	1,095,000	1,095,228

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
4.75%, 6/30/21	578,638	575,113

Pharmaceutical Product Development, LLC bank term loan FRN
4.328%, 8/18/22	1,046,363	1,051,856

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. BF1, 5.74%, 4/1/22	1,156,922	1,162,345

		7,207,225

Absolute Return 300 Fund 29

	Principal
SENIOR LOANS (8.6%)*[c] cont.	amount	Value

Technology (0.5%)

First Data Corp. bank term loan FRN 3.988%, 7/10/22	$932,953	$937,424

Infor US, Inc. bank term loan FRN Ser. B, 3.897%, 2/1/22	436,499	435,642

Syniverse Holdings, Inc. bank term loan FRN Ser. B,
4.039%, 4/23/19	927,449	849,195

		2,222,261

Utilities and power (0.7%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B,
3.23%, 5/3/20	577,500	578,222

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2,
3.48%, 1/31/22	1,160,919	1,158,017

Energy Transfer Equity LP bank term loan FRN Ser. B,
3.733%, 2/2/24	815,000	816,165

Vistra Operations Co., LLC bank term loan FRN Ser. B,
3.732%, 12/14/23	731,025	728,969

Vistra Operations Co., LLC bank term loan FRN Ser. C,
5.00%, 12/14/23	167,143	166,673

		3,448,046

Total senior loans (cost $43,251,704)		$42,549,330

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (4.5%)*		amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		$185,000	$196,933

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%,
7/6/36 (Argentina)		1,925,000	1,948,100

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		385,000	393,855

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%,
1/22/21 (Brazil)		1,710,000	1,808,325

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)	EUR	551,000	595,300

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%,
2/24/40 (Greece)	EUR	57,000	42,696

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	406,000	306,780

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	76,000	59,510

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	569,000	452,314

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	908,000	742,842

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	3,129,973	2,603,887

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	2,316,206	1,984,171

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	310,000	280,888

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece) ††	EUR	356,000	327,555

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	343,000	320,840

30 Absolute Return 300 Fund

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (4.5%)* cont.		amount	Value

Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		$300,000	$321,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		300,000	352,875

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,290,000	1,293,225

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	481,536

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%,
6/24/28 (Russia)		1,375,000	2,437,188

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		4,200,000	4,672,500

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	1,733,000	495,707

Total foreign government and agency bonds and notes (cost $20,848,825)			$22,118,777

	Principal
ASSET-BACKED SECURITIES (0.7%)*	amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A,
1.891%, 2/25/49	$3,371,000	$3,371,000

Total asset-backed securities (cost $3,371,000)		$3,371,000

PURCHASED SWAP OPTIONS OUTSTANDING
(0.5%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54		$52,125,600	$57,859

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		52,125,600	33,882

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		52,125,600	25,020

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698		52,125,600	20,329

Barclays Bank PLC

2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62		17,375,200	380,169

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	42,287,000	15,883

Citibank, N.A.

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		$34,750,400	453,493

2.368/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.368		26,062,800	333,604

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		69,500,800	91,046

2.062/3 month USD-LIBOR-BBA/May-27	May-17/2.062		69,500,800	61,161

1.954/3 month USD-LIBOR-BBA/May-27	May-17/1.954		26,062,800	8,861

Goldman Sachs International

1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884		52,125,600	72,976

JPMorgan Chase Bank N.A.

2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427		17,375,200	296,768

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498		17,375,200	218,059

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		34,750,400	145,604

0.843/6 month EUR-EURIBOR-Reuters/Jun-27	Jun-17/0.843	EUR	5,956,000	57,483

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999		$17,375,200	55,427

Total purchased swap options outstanding (cost $2,475,975)				$2,327,624

Absolute Return 300 Fund 31

	Expiration
	date/strike	Contract
PURCHASED OPTIONS OUTSTANDING (0.2%)*	price	amount	Value

Federal National Mortgage Association 30 yr 3.50% TBA
commitments (Put)	May-17/$100.95	$21,000,000	$21

Federal National Mortgage Association 30 yr 3.50% TBA
commitments (Put)	May-17/100.83	21,000,000	21

Federal National Mortgage Association 30 yr 3.50% TBA
commitments (Put)	May-17/100.71	21,000,000	21

Federal National Mortgage Association 30 yr 3.00% TBA
commitments (Call)	Jun-17/98.76	21,000,000	253,617

Federal National Mortgage Association 30 yr 3.00% TBA
commitments (Call)	Jun-17/98.63	21,000,000	273,798

Federal National Mortgage Association 30 yr 3.00% TBA
commitments (Call)	Jun-17/98.51	21,000,000	294,609

Total purchased options outstanding (cost $1,004,063)			$822,087

COMMON STOCKS (0.1%)*	Shares	Value

Vantage Drilling International (Units) †	1,521	$250,965

Total common stocks (cost $145,699)		$250,965

	Principal amount/
SHORT-TERM INVESTMENTS (9.5%)*		shares	Value

Autonation, Inc. commercial paper 1.370%, 5/1/17		$2,000,000	$1,999,769

Cabot Corp. commercial paper 1.130%, 5/1/17		2,000,000	1,999,816

Energy Transfer Partners LP commercial paper 1.450%, 5/1/17		2,000,000	1,999,769

KCP&L Greater Missouri Operations Co. commercial paper
1.120%, 5/1/17		2,000,000	1,999,816

Kinder Morgan, Inc./DE commercial paper 1.450%, 5/1/17		2,000,000	1,999,769

Newell Brands, Inc. commercial paper 1.250%, 5/8/17		2,000,000	1,999,226

Putnam Short Term Investment Fund 0.87% L	Shares	23,768,163	23,768,163

State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.68% P	Shares	474,000	474,000

Sysco Corp. commercial paper 1.130%, 5/1/17		$2,000,000	1,999,816

U.S. Treasury Bills 0.809%, 7/20/17 # ∆ §		7,353,000	7,340,368

U.S. Treasury Bills 0.768%, 7/13/17 ∆ §		693,000	691,956

U.S. Treasury Bills 0.756%, 5/18/17 ∆ §		373,000	372,880

Total short-term investments (cost $46,646,474)			$46,645,348

TOTAL INVESTMENTS

Total investments (cost $723,854,214)	$723,221,627

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

32 Absolute Return 300 Fund

SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $493,128,942.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $186,744,858 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Absolute Return 300 Fund 33

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $189,590,998) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/19/17	$1,757,874	$1,783,288	$(25,414)

	Brazilian Real	Buy	7/3/17	1,680,516	1,689,484	(8,968)

	British Pound	Buy	6/21/17	3,495,691	3,400,442	95,249

	Chilean Peso	Buy	7/19/17	58,600	10,552	48,048

	Euro	Buy	6/21/17	2,270,128	2,201,650	68,478

	Hong Kong Dollar	Buy	5/17/17	2,173,923	2,179,098	(5,175)

	Hong Kong Dollar	Sell	5/17/17	2,173,923	2,180,620	6,697

	Indian Rupee	Buy	5/17/17	1,764,692	1,674,191	90,501

	Japanese Yen	Sell	5/17/17	858,650	834,873	(23,777)

	Mexican Peso	Buy	7/19/17	23,484	42,175	(18,691)

	New Zealand Dollar	Sell	7/19/17	2,514,395	2,562,243	47,848

	Norwegian Krone	Sell	6/21/17	1,444,073	1,466,959	22,886

	Singapore Dollar	Sell	5/17/17	1,704,528	1,662,573	(41,955)

	Swedish Krona	Buy	6/21/17	1,772,067	1,739,186	32,881

Barclays Bank PLC

	Australian Dollar	Buy	7/19/17	344,292	356,623	(12,331)

	British Pound	Sell	6/21/17	338,000	336,820	(1,180)

	Canadian Dollar	Buy	7/19/17	1,608,348	1,638,057	(29,709)

	Euro	Buy	6/21/17	2,619,125	2,622,871	(3,746)

	Japanese Yen	Sell	5/17/17	1,413,054	1,369,042	(44,012)

	New Zealand Dollar	Sell	7/19/17	1,081,112	1,100,772	19,660

	Swedish Krona	Buy	6/21/17	1,722,807	1,690,339	32,468

	Swiss Franc	Sell	6/21/17	290,728	286,381	(4,347)

Citibank, N.A.

	Australian Dollar	Buy	7/19/17	178,278	190,889	(12,611)

	Brazilian Real	Buy	7/3/17	1,620,191	1,651,092	(30,901)

	British Pound	Sell	6/21/17	534,107	460,375	(73,732)

	Canadian Dollar	Buy	7/19/17	1,520,996	1,557,005	(36,009)

	Euro	Buy	6/21/17	139,883	165,575	(25,692)

	Indonesian Rupiah	Buy	5/17/17	1,660,739	1,644,462	16,277

	Indonesian Rupiah	Sell	5/17/17	1,660,739	1,656,228	(4,511)

	Japanese Yen	Sell	5/17/17	8,635	8,504	(131)

	Mexican Peso	Buy	7/19/17	597,887	598,795	(908)

	New Zealand Dollar	Sell	7/19/17	3,170,217	3,228,093	57,876

	Norwegian Krone	Sell	6/21/17	2,410,386	2,459,264	48,878

	South African Rand	Sell	7/19/17	1,538,954	1,536,957	(1,997)

	Swedish Krona	Buy	6/21/17	5,061,217	4,975,022	86,195

	Swedish Krona	Sell	6/21/17	5,042,474	5,029,667	(12,807)

34 Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $189,590,998) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International

	Australian Dollar	Sell	7/19/17	$1,289,372	$1,297,556	$8,184

	British Pound	Sell	6/21/17	1,905,691	1,814,547	(91,144)

	Canadian Dollar	Buy	7/19/17	1,625,363	1,644,838	(19,475)

	Euro	Buy	6/21/17	824,667	814,961	9,706

	Hong Kong Dollar	Buy	5/17/17	1,651,796	1,656,853	(5,057)

	Hong Kong Dollar	Sell	5/17/17	1,651,796	1,656,372	4,576

	New Zealand Dollar	Sell	7/19/17	2,411,533	2,456,262	44,729

	Norwegian Krone	Sell	6/21/17	1,653,674	1,671,364	17,690

	Swedish Krona	Buy	6/21/17	1,730,005	1,697,148	32,857

Goldman Sachs International

	Australian Dollar	Sell	7/19/17	1,599,862	1,611,445	11,583

	British Pound	Buy	6/21/17	1,318,796	1,325,119	(6,323)

	Canadian Dollar	Buy	7/19/17	649,676	662,330	(12,654)

	Euro	Buy	6/21/17	2,200,131	2,229,118	(28,987)

	Indian Rupee	Buy	5/17/17	1,789,749	1,669,441	120,308

	Japanese Yen	Sell	5/17/17	1,420,906	1,419,409	(1,497)

	New Zealand Dollar	Sell	7/19/17	2,585,460	2,639,548	54,088

	Norwegian Krone	Sell	6/21/17	5,050,172	5,038,513	(11,659)

	South African Rand	Buy	7/19/17	104,728	114,739	(10,011)

	South Korean Won	Buy	5/17/17	3,466,637	3,423,331	43,306

	South Korean Won	Sell	5/17/17	3,466,637	3,369,240	(97,397)

	Swedish Krona	Buy	6/21/17	2,614,284	2,568,257	46,027

HSBC Bank USA, National Association
	Australian Dollar	Buy	7/19/17	210,732	213,834	(3,102)

	Canadian Dollar	Buy	7/19/17	1,621,476	1,650,576	(29,100)

	Euro	Buy	6/21/17	2,465,701	2,419,172	46,529

	Hong Kong Dollar	Buy	5/17/17	1,741,031	1,746,126	(5,095)

	Hong Kong Dollar	Sell	5/17/17	1,741,031	1,746,284	5,253

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/19/17	4,756,362	4,844,305	(87,943)

	Brazilian Real	Sell	7/3/17	2,330	2,372	42

	British Pound	Sell	6/21/17	3,612,032	3,494,813	(117,219)

	Canadian Dollar	Buy	7/19/17	3,667	2,554	1,113

	Czech Koruna	Buy	7/19/17	1,729,404	1,707,531	21,873

	Czech Koruna	Sell	7/19/17	1,729,404	1,682,991	(46,413)

	Euro	Buy	6/21/17	1,378,740	1,376,631	2,109

	Euro	Buy	7/19/17	1,716,190	1,678,208	37,982

	Euro	Sell	7/19/17	1,716,189	1,693,679	(22,510)

	Hong Kong Dollar	Buy	5/17/17	1,651,796	1,657,036	(5,240)

	Hong Kong Dollar	Sell	5/17/17	1,651,796	1,656,333	4,537

	Indonesian Rupiah	Buy	5/17/17	1,665,028	1,644,981	20,047

	Indonesian Rupiah	Sell	5/17/17	1,665,028	1,639,043	(25,985)

	Japanese Yen	Buy	5/17/17	936,440	972,201	(35,761)

	New Zealand Dollar	Sell	7/19/17	1,956,501	1,992,519	36,018

Absolute Return 300 Fund 35

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $189,590,998) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	Norwegian Krone	Sell	6/21/17	$1,895,439	$1,897,839	$2,400

	South Korean Won	Buy	5/17/17	5,179,460	5,198,192	(18,732)

	South Korean Won	Sell	5/17/17	5,179,460	5,088,357	(91,103)

	Swedish Krona	Buy	6/21/17	950,110	946,432	3,678

	Swiss Franc	Buy	6/21/17	366,536	361,082	5,454

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/19/17	1,745,759	1,771,710	(25,951)

	British Pound	Buy	6/21/17	1,719,830	1,618,980	100,850

	Canadian Dollar	Buy	7/19/17	1,054,238	1,075,139	(20,901)

	Czech Koruna	Buy	7/19/17	1,729,400	1,706,824	22,576

	Czech Koruna	Sell	7/19/17	1,729,400	1,684,658	(44,742)

	Euro	Sell	6/21/17	77,094	32,927	(44,167)

	Euro	Buy	7/19/17	1,716,736	1,678,696	38,040

	Euro	Sell	7/19/17	1,716,737	1,690,675	(26,062)

	Japanese Yen	Sell	5/17/17	1,658,381	1,651,464	(6,917)

	New Zealand Dollar	Sell	7/19/17	133,770	139,722	5,952

	Norwegian Krone	Sell	6/21/17	823,312	822,296	(1,016)

	Swedish Krona	Buy	6/21/17	904,766	864,829	39,937

	Turkish Lira	Buy	6/21/17	2,818,105	2,750,032	68,073

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/19/17	799,034	815,097	(16,063)

	British Pound	Buy	6/21/17	8,560	53,316	(44,756)

	Euro	Sell	6/21/17	99,370	68,867	(30,503)

	Japanese Yen	Buy	5/17/17	803,346	823,567	(20,221)

	New Zealand Dollar	Sell	7/19/17	757,107	763,396	6,289

	Singapore Dollar	Sell	5/17/17	1,704,529	1,666,270	(38,259)

	Swedish Krona	Buy	6/21/17	1,781,292	1,754,350	26,942

UBS AG

	Australian Dollar	Buy	7/19/17	1,731,925	1,784,686	(52,761)

	British Pound	Sell	6/21/17	1,664,448	1,641,848	(22,600)

	Canadian Dollar	Buy	7/19/17	1,642,306	1,653,693	(11,387)

	Euro	Sell	6/21/17	934,739	885,181	(49,558)

	Japanese Yen	Buy	5/17/17	1,624,504	1,649,772	(25,268)

	New Zealand Dollar	Sell	7/19/17	3,217,981	3,268,564	50,583

	Norwegian Krone	Buy	6/21/17	1,642,265	1,669,566	(27,301)

	Norwegian Krone	Sell	6/21/17	1,648,605	1,645,730	(2,875)

	Swedish Krona	Buy	6/21/17	1,678,720	1,617,845	60,875

	Turkish Lira	Buy	6/21/17	1,675,148	1,614,748	60,400

WestPac Banking Corp.

	Australian Dollar	Sell	7/19/17	973,722	968,660	(5,062)

	Canadian Dollar	Buy	7/19/17	14,595	12,838	1,757

	Euro	Sell	6/21/17	78,514	48,884	(29,630)

	New Zealand Dollar	Sell	7/19/17	1,583,087	1,612,519	29,432

Total						$28,726

36 Absolute Return 300 Fund

FUTURES CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-OAT 10 yr (Short)	22	$3,590,855	Jun-17	$(112,906)

U.S. Treasury Note Ultra 10 yr (Long)	19	2,573,609	Jun-17	23,712

Total				$(89,194)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/17 (premiums $4,251,257) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082		$17,375,200	$6,776

(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728		17,375,200	36,140

(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993		52,125,600	109,464

Barclays Bank PLC

1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736		52,115,000	15,635

(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905		17,375,200	161,763

(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40		17,375,200	229,874

Citibank, N.A.

2.7055/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.7055		26,062,800	4,170

2.51275/3 month USD-LIBOR-BBA/May-27	May-17/2.51275		26,062,800	15,898

(2.068)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.068		26,062,800	47,434

(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625		69,500,800	105,641

(2.196)/3 month USD-LIBOR-BBA/May-27	May-17/2.196		34,750,400	118,846

(2.218)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.218		26,062,800	142,564

(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206		34,750,400	198,077

Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674		52,125,600	26,063

(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779		52,125,600	45,349

JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799		34,750,400	38,225

(1.389)/6 month EUR-EURIBOR-Reuters/Jun-47	Jun-17/1.389	EUR	2,293,000	50,105

2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		$17,375,200	176,185

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		10,748,000	509,348

(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657		17,375,200	509,442

Total				$2,546,999

WRITTEN OPTIONS OUTSTANDING at 4/30/17 (premiums $1,004,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/$100.38	$21,000,000	$21

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/100.26	21,000,000	21

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/100.13	21,000,000	21

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/99.81	21,000,000	21

Absolute Return 300 Fund 37

WRITTEN OPTIONS OUTSTANDING at 4/30/17 (premiums $1,004,063) (Unaudited) cont.

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/99.69	$21,000,000	$21

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/99.56	21,000,000	21

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/100.13	21,000,000	85,302

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/100.01	21,000,000	96,138

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.88	21,000,000	107,898

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.45	21,000,000	156,219

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.32	21,000,000	172,074

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.20	21,000,000	188,769

Total			$806,526

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	$5,212,600	$(183,744)	$9,591

2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	6,948

(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(45,058)

(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(58,173)

2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,959	112,644

(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,959	(9,331)

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	12,302

(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	(29,503)

Credit Suisse International

2.165/3 month USD-LIBOR-BBA/
May-27 (Purchased)	May-17/2.165	45,042,600	(150,735)	(7,437)

(2.2725)/3 month USD-LIBOR-BBA/
May-27 (Written)	May-17/2.2725	22,521,300	150,735	(7,421)

Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	8,236

(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	(7,026)

38 Absolute Return 300 Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	$5,212,600	$(727,809)	$63,959

(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(121,401)

2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	147,465

(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	(63,750)

Total			$(1,418,604)	$12,045

TBA SALE COMMITMENTS OUTSTANDING at 4/30/17 (proceeds receivable $163,697,696) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 5/1/47	$10,000,000	5/11/17	$10,532,812

Federal National Mortgage Association, 3.50%, 5/1/47	71,000,000	5/11/17	73,013,518

Federal National Mortgage Association, 3.00%, 6/1/47	9,000,000	6/13/17	8,975,390

Federal National Mortgage Association, 3.00%, 5/1/47	70,000,000	5/11/17	69,939,842

Government National Mortgage Association, 4.00%, 5/1/47	2,000,000	5/18/17	2,114,375

Total			$164,575,937

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.

MXN	77,451,000	$—	1/1/26	1 month MXN-TIIE-	6.16%	$(349,325)
				BANXICO

MXN	56,425,000	—	10/6/21	1 month MXN-TIIE-	5.93%	(153,289)
				BANXICO

MXN	22,806,000	—	10/8/21	1 month MXN-TIIE-	5.895%	(63,628)
				BANXICO

MXN	23,640,000	—	10/26/21	1 month MXN-TIIE-	6.09%	(57,277)
				BANXICO

Total		$—				$(623,519)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$250,788,700 E	$(5,353)	6/21/19	1.75%	3 month USD-	$(561,102)
				LIBOR-BBA

60,088,400 E	41,675	6/21/22	2.20%	3 month USD-	(625,007)
				LIBOR-BBA

7,772,700 E	5,335	6/21/27	2.50%	3 month USD-	(152,218)
				LIBOR-BBA

Absolute Return 300 Fund 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$5,210,800 E	$37,083	6/21/47	3 month USD-	2.70%	$234,385
			LIBOR-BBA

6,844,000 E	(206,917)	6/21/27	3 month USD-	2.65%	25,279
			LIBOR-BBA

4,641,000 E	17,051	6/21/22	2.30%	3 month USD-	(56,648)
				LIBOR-BBA

26,062,800	(26,408)	4/19/27	3 month USD-	2.297%	89,819
			LIBOR-BBA

26,062,800	62,205	4/19/27	2.435%	3 month USD-	(382,831)
				LIBOR-BBA

8,191,500	(109)	4/4/27	3 month USD-	2.39859%	117,642
			LIBOR-BBA

8,590,000	(118)	4/5/27	3 month USD-	2.3365%	74,324
			LIBOR-BBA

5,185,000	(69)	4/11/27	3 month USD-	2.30%	26,140
			LIBOR-BBA

5,185,000	(69)	4/11/27	3 month USD-	2.2955%	24,001
			LIBOR-BBA

5,185,000	(69)	4/11/27	3 month USD-	2.286%	19,499
			LIBOR-BBA

10,070,000	(134)	4/12/27	2.332%	3 month USD-	(80,209)
				LIBOR-BBA

7,261,000	(96)	4/18/27	3 month USD-	2.24947%	964
			LIBOR-BBA

4,840,700	(64)	4/18/27	2.26748%	3 month USD-	(8,741)
				LIBOR-BBA

4,840,700	(64)	4/18/27	3 month USD-	2.26833%	8,992
			LIBOR-BBA

2,866,000	(38)	4/18/27	3 month USD-	2.217%	(8,128)
			LIBOR-BBA

3,881,000	(51)	4/19/27	2.2205%	3 month USD-	9,779
				LIBOR-BBA

6,920,000	(92)	4/19/27	2.193%	3 month USD-	34,834
				LIBOR-BBA

5,099,000	(68)	4/19/27	3 month USD-	2.1985%	(23,239)
			LIBOR-BBA

8,676,500	(115)	4/21/27	2.16803%	3 month USD-	64,124
				LIBOR-BBA

4,331,000	(57)	4/21/27	2.162%	3 month USD-	34,398
				LIBOR-BBA

6,263,500	(83)	4/24/27	2.18336%	3 month USD-	38,373
				LIBOR-BBA

6,072,000	(81)	4/24/27	2.20876%	3 month USD-	23,101
				LIBOR-BBA

7,272,000	(96)	4/25/27	3 month USD-	2.1825%	(45,575)
			LIBOR-BBA

17,078,000	(138)	4/26/22	1.93%	3 month USD-	(1,078)
				LIBOR-BBA

40 Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$3,899,000	$(52)	4/28/27	2.3095%	3 month USD-	$(20,080)
					LIBOR-BBA

	3,870,000	(51)	5/2/27	3 month USD-	2.2855%	10,614
				LIBOR-BBA

	34,750,400	100,315	4/12/27	3 month USD-	2.43%	(487,472)
				LIBOR-BBA

AUD	6,052,000 E	(17)	2/13/20	3 month AUD-BBR-	2.388%	7,845
				BBSW

AUD	6,060,000 E	(17)	2/15/20	3 month AUD-BBR-	2.446%	10,338
				BBSW

AUD	6,052,000 E	(17)	2/15/20	3 month AUD-BBR-	2.475%	11,593
				BBSW

AUD	6,060,000 E	(15)	2/16/20	3 month AUD-BBR-	2.516%	13,235
				BBSW

AUD	13,359,000 E	18,215	6/28/22	2.60%	6 month AUD-	(42,535)
					BBR-BBSW

AUD	3,222,000 E	(51,093)	6/28/27	6 month AUD-BBR-	3.00%	(28,563)
				BBSW

CAD	22,845,000 E	(93,273)	6/21/22	3 month CAD-BA-	1.70%	168,523
				CDOR

CAD	6,879,000 E	(56,287)	6/21/27	3 month CAD-BA-	2.15%	104,191
				CDOR

CHF	3,542,000 E	62,787	6/21/27	6 month CHF-	0.10%	43,685
				LIBOR-BBA

CHF	2,000 E	20	6/21/22	0.40%	6 month CHF-	10
					LIBOR-BBA

EUR	3,193,000 E	(67)	1/24/32	6 month EUR-	1.665%	500
				EURIBOR-REUTERS

EUR	6,379,000 E	(25)	2/18/20	1 day EUR-EURIBOR-	0.124%	2,949
				REUTERS

EUR	6,379,000 E	(25)	2/18/20	1 day EUR-EURIBOR-	0.104%	1,531
				REUTERS

EUR	7,324,000 E	(73)	6/21/22	0.40%	6 month EUR-	(67,185)
					EURIBOR-
					REUTERS

EUR	16,891,000 E	(427,844)	6/21/27	6 month EUR-	1.00%	(107,325)
				EURIBOR-REUTERS

EUR	25,516,000 E	(103)	3/22/20	0.028%	1 day EUR-	(28,175)
					EURIBOR-
					REUTERS

EUR	15,246,000	(133)	4/26/22	0.21%	6 month EUR-	(9,707)
					EURIBOR-
					REUTERS

GBP	2,903,000 E	(54)	1/19/32	1.912%	6 month GBP-	(92,493)
					LIBOR-BBA

GBP	5,359,000 E	(25)	2/11/20	0.918%	6 month GBP-	(11,728)
					LIBOR-BBA

GBP	5,359,000 E	(25)	2/14/20	0.955%	6 month GBP-	(14,199)
					LIBOR-BBA

Absolute Return 300 Fund 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	12,770,000 E	$(121,812)	6/21/22	0.80%	6 month GBP-	$(108,299)
					LIBOR-BBA

GBP	1,898,000 E	(23,385)	6/21/27	6 month GBP-	1.25%	(4,471)
				LIBOR-BBA

HUF	450,600,000	(20)	2/28/27	6 month HUF-	2.65%	21,577
				BUBOR-NATIONAL
				BANK OF HUNGARY

HUF	2,082,200,000	(27)	2/28/19	0.715%	6 month	(33,476)
					HUF-BUBOR-
					NATIONAL BANK
					OF HUNGARY

HUF	1,290,480,000	(17)	3/1/19	0.69%	6 month	(18,356)
					HUF-BUBOR-
					NATIONAL BANK
					OF HUNGARY

HUF	293,040,000	(13)	3/1/27	6 month HUF-	2.60%	9,132
				BUBOR-NATIONAL
				BANK OF HUNGARY

HUF	985,400,000	(13)	3/20/19	0.745%	6 month	(17,024)
					HUF-BUBOR-
					NATIONAL BANK
					OF HUNGARY

HUF	219,220,000	(10)	3/20/27	6 month HUF-	2.905%	26,364
				BUBOR-NATIONAL
				BANK OF HUNGARY

MXN	23,620,000	(16)	12/3/26	7.715%	1 month MXN-	(24,127)
					TIIE-BANXICO

MXN	16,650,000	(11)	12/24/26	8.12%	1 month MXN-	(42,397)
					TIIE-BANXICO

MXN	16,160,000	(10)	1/7/27	8.20%	1 month MXN-	(46,486)
					TIIE-BANXICO

MXN	25,965,000	(28)	3/9/32	1 month MXN-TIIE-	7.67%	(2,304)
				BANXICO

MXN	12,645,000	(13)	3/12/32	1 month MXN-TIIE-	7.67%	(1,193)
				BANXICO

NOK	287,000 E	311	6/21/22	1.75%	6 month NOK-	(24)
					NIBOR-NIBR

NOK	43,143,000 E	(21,748)	6/21/27	6 month NOK-	2.10%	51,881
				NIBOR-NIBR

NZD	13,998,000 E	(38)	2/13/20	3 month NZD-	3.14%	18,338
				BBR-FRA

NZD	18,205,000 E	(40,144)	6/21/22	3 month NZD-	3.20%	112,163
				BBR-FRA

NZD	15,092,000 E	(150,845)	6/21/27	3 month NZD-	3.75%	151,564
				BBR-FRA

NZD	13,998,000 E	(37)	3/29/20	3 month NZD-	3.0475%	5,413
				BBR-FRA

SEK	31,712,000 E	(47,500)	6/21/22	3 month SEK-	0.55%	(10,268)
				STIBOR-SIDE

42 Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

SEK	54,830,000 E	$(61,783)	6/21/27	3 month SEK-	1.35%	$74,296
				STIBOR-SIDE

SEK	123,753,000 E	(53)	3/22/20	3 month SEK-	0.513%	35,129
				STIBOR-SIDE

ZAR	10,390,000	(10)	10/11/26	8.32625%	3 month ZAR-	(20,951)
					JIBAR-SAFEX

ZAR	51,060,000	(15)	3/9/19	3 month ZAR-	7.305%	8,221
				JIBAR-SAFEX

ZAR	103,250,000	(31)	3/24/19	3 month ZAR-	7.11%	(10,929)
				JIBAR-SAFEX

ZAR	23,640,000	(25)	3/24/27	7.785%	3 month ZAR-	22,255
					JIBAR-SAFEX

Total		$(992,092)				$(1,457,542)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.

$557,466	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$37
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC

91,427	—	1/12/41	5.00% (1 month	Synthetic MBX Index	317
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,538,256	—	1/12/40	4.50% (1 month	Synthetic MBX Index	3,026
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

886,458	—	1/12/40	4.00% (1 month	Synthetic MBX Index	2,629
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

770,580	—	1/12/39	6.00% (1 month	Synthetic TRS Index	537
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,658,399	—	1/12/40	4.00% (1 month	Synthetic MBX Index	7,885
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

310,716	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(205)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

156,806	—	1/12/38	6.50% (1 month	Synthetic TRS Index	222
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,715,203	—	1/12/40	4.00% (1 month	Synthetic MBX Index	13,986
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Absolute Return 300 Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.

	$671,749	$—	1/12/40	4.50% (1 month	Synthetic MBX Index	$1,322
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	850,764	—	1/12/40	4.50% (1 month	Synthetic MBX Index	1,674
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	2,587,555	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(8,668)
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	543,221	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(498)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	344,535	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(316)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	545,991	—	1/12/38	6.50% (1 month	Synthetic TRS Index	774
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	4,296,823	—	1/12/40	5.00% (1 month	Synthetic MBX Index	11,551
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	34,974,540	—	1/12/41	5.00% (1 month	Synthetic MBX Index	115,749
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	9,609,846	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(36,141)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	6,402,000	—	9/15/17	(0.4975%)	Eurostat Eurozone	24,687
					HICP excluding
					tobacco

EUR	3,201,000	—	9/15/17	(0.46%)	Eurostat Eurozone	14,959
					HICP excluding
					tobacco

EUR	4,554,000	—	9/15/17	(0.435%)	Eurostat Eurozone	23,811
					HICP excluding
					tobacco

Citibank, N.A.

	$740,449	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,451
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	614,570	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,034
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

44 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International

$884,911	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$2,929
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,553,150	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(9,602)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,386,808	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,187)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,404,744	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(2,665)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

2,558,940	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(2,836)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

5,311,098	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(4,867)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

543,061	—	1/12/43	3.50% (1 month	Synthetic TRS Index	687
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,441,330	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(1,321)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

4,911,473	—	1/12/44	4.00% (1 month	Synthetic TRS Index	(13,241)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Goldman Sachs International

1,991,883	—	1/12/38	6.50% (1 month	Synthetic TRS Index	2,823
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,536,571	—	1/12/38	6.50% (1 month	Synthetic TRS Index	2,178
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,808,321	—	1/12/39	6.00% (1 month	Synthetic TRS Index	3,352
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,930,012	—	1/12/38	6.50% (1 month	Synthetic TRS Index	2,735
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,324,337	—	1/12/41	5.00% (1 month	Synthetic MBX Index	14,311
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,386,430	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(8,975)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

896,539	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,372)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Absolute Return 300 Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.

	$64,236	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$45
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	1,913,701	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,334
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	3,269,224	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(12,295)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	144,806	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(545)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	386,164	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,452)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	659,266	—	1/12/38	6.50% (1 month	Synthetic TRS Index	934
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	2,182,901	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3,094
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	3,451,260	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,406
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	3,277,709	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(3,632)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	1,934,253	—	1/12/44	(3.00%) 1 month	Synthetic TRS Index	5,894
				USD-LIBOR	3.00% 30 year Fannie
					Mae pools

	310,716	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	205
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	557,466	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(37)
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

EUR	23,048,000	—	8/10/17	(0.63%)	Eurostat Eurozone	753
					HICP excluding
					tobacco

EUR	7,610,000	—	8/11/17	(0.63%)	Eurostat Eurozone	249
					HICP excluding
					tobacco

EUR	6,402,000	—	8/31/17	(0.27%)	Eurostat Eurozone	50,699
					HICP excluding
					tobacco

EUR	6,402,000	—	9/1/17	(0.37%)	Eurostat Eurozone	42,540
					HICP excluding
					tobacco

46 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.

$3,277,930	$—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	$(3,633)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

JPMorgan Securities LLC

2,462,070	—	1/12/44	4.00% (1 month	Synthetic TRS Index	(6,638)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

543,061	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(687)
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

1,441,330	—	1/12/45	(3.50%) 1 month	Synthetic TRS Index	1,321
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

7,373,543	—	1/12/44	(4.00%) 1 month	Synthetic TRS Index	19,879
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

5,593,494	(19,228)	1/12/41	(5.00%) 1 month	Synthetic MBX Index	—
			USD-LIBOR	5.00% 30 year Ginnie
				Mae II pools

Total	$(19,228)				$262,206

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.

CMBX NA BBB–	BBB–/P	$11,962	$175,000	5/11/63	300 bp	$(7,498)
Index

CMBX NA BBB–	BBB–/P	22,719	377,000	5/11/63	300 bp	(19,203)
Index

CMBX NA BBB–	BBB–/P	46,609	755,000	5/11/63	300 bp	(37,347)
Index

CMBX NA BBB–	BBB–/P	44,403	779,000	5/11/63	300 bp	(42,222)
Index

Credit Suisse International

CMBX NA A Index	A/P	107,498	2,231,000	5/11/63	200 bp	17,217

CMBX NA A Index	A/P	123,006	2,528,000	5/11/63	200 bp	20,706

CMBX NA BB Index	—	(166,815)	9,451,000	5/11/63	(500 bp)	1,609,626

CMBX NA BBB–	BBB–/P	559	5,000	5/11/63	300 bp	2
Index

CMBX NA BBB–	BBB–/P	854	7,000	5/11/63	300 bp	75
Index

CMBX NA BBB–	BBB–/P	855	7,000	5/11/63	300 bp	77
Index

CMBX NA BBB–	BBB–/P	1,442	17,000	5/11/63	300 bp	(448)
Index

Absolute Return 300 Fund 47

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.

CMBX NA BBB–	BBB–/P	$5,241	$63,000	5/11/63	300 bp	$(1,765)
Index

CMBX NA BBB–	BBB–/P	22,972	292,000	5/11/63	300 bp	(9,498)
Index

CMBX NA BBB–	BBB–/P	44,196	363,000	5/11/63	300 bp	3,831
Index

CMBX NA BBB–	BBB–/P	127,180	876,000	5/11/63	300 bp	29,769
Index

CMBX NA BBB–	BBB–/P	529,429	10,792,000	5/11/63	300 bp	(670,642)
Index

CMBX NA BBB–	BBB–/P	399,066	5,399,000	1/17/47	300 bp	(34,982)
Index

Goldman Sachs International

CMBX NA BB Index	—	(351,807)	3,439,000	5/11/63	(500 bp)	294,610

CMBX NA BB Index	—	(62,952)	416,000	1/17/47	(500 bp)	4,925

CMBX NA A Index	A/P	31,046	556,000	5/11/63	200 bp	8,547

CMBX NA BB Index	—	(77,729)	532,000	5/11/63	(500 bp)	22,269

CMBX NA BB Index	—	(457,673)	2,707,000	1/17/47	(500 bp)	(15,982)

CMBX NA BBB–	BBB–/P	334	3,000	5/11/63	300 bp	—
Index

CMBX NA BBB–	BBB–/P	332	4,000	5/11/63	300 bp	(113)
Index

CMBX NA BBB–	BBB–/P	5,354	62,000	5/11/63	300 bp	(1,541)
Index

CMBX NA BBB–	BBB–/P	11,157	141,000	5/11/63	300 bp	(4,522)
Index

CMBX NA BBB–	BBB–/P	12,101	232,000	5/11/63	300 bp	(13,697)
Index

CMBX NA BBB–	BBB–/P	12,401	250,000	5/11/63	300 bp	(15,399)
Index

CMBX NA BBB–	BBB–/P	12,188	250,000	5/11/63	300 bp	(15,612)
Index

CMBX NA BBB–	BBB–/P	19,280	283,000	5/11/63	300 bp	(12,190)
Index

CMBX NA BBB–	BBB–/P	42,492	349,000	5/11/63	300 bp	3,683
Index

CMBX NA BBB–	BBB–/P	102,567	2,120,000	5/11/63	300 bp	(133,177)
Index

CMBX NA BBB–	—	(192,821)	2,371,000	1/17/47	(300 bp)	(2,192)
Index

CMBX NA BBB–	—	(9,501)	141,000	1/17/47	(300 bp)	1,836
Index

CMBX NA BBB–	—	(4,210)	62,000	1/17/47	(300 bp)	775
Index

48 Absolute Return 300 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.

CMBX NA BBB–	—	$(3,657)	$53,000	1/17/47	(300 bp)	$604
Index

CMBX NA BBB–	—	(312)	3,000	1/17/47	(300 bp)	(70)
Index

JPMorgan Securities LLC

CMBX NA A Index	A/P	29,375	551,000	5/11/63	200 bp	7,078

CMBX NA A Index	A/P	30,125	556,000	5/11/63	200 bp	7,626

CMBX NA A Index	A/P	58,305	1,074,000	5/11/63	200 bp	14,844

CMBX NA BB Index	—	(78,874)	544,000	5/11/63	(500 bp)	23,380

CMBX NA BB Index	—	(68,461)	476,000	5/11/63	(500 bp)	21,011

CMBX NA BBB–	BBB–/P	438	3,000	5/11/63	300 bp	104
Index

CMBX NA BBB–	BBB–/P	454	4,000	5/11/63	300 bp	9
Index

CMBX NA BBB–	BBB–/P	341	4,000	5/11/63	300 bp	(104)
Index

CMBX NA BBB–	BBB–/P	611	5,000	5/11/63	300 bp	55
Index

CMBX NA BBB–	BBB–/P	611	5,000	5/11/63	300 bp	55
Index

CMBX NA BBB–	BBB–/P	796	7,000	5/11/63	300 bp	18
Index

CMBX NA BBB–	BBB–/P	432	7,000	5/11/63	300 bp	(347)
Index

CMBX NA BBB–	BBB–/P	832	13,000	5/11/63	300 bp	(613)
Index

CMBX NA BBB–	BBB–/P	693	13,000	5/11/63	300 bp	(753)
Index

CMBX NA BBB–	BBB–/P	662	13,000	5/11/63	300 bp	(784)
Index

CMBX NA BBB–	BBB–/P	3,048	69,000	5/11/63	300 bp	(4,625)
Index

CMBX NA BBB–	BBB–/P	9,736	141,000	5/11/63	300 bp	(5,943)
Index

CMBX NA BBB–	BBB–/P	16,863	148,000	5/11/63	300 bp	394
Index

CMBX NA BBB–	BBB–/P	36,528	295,000	5/11/63	300 bp	3,724
Index

CMBX NA BBB–	BBB–/P	40,805	326,000	5/11/63	300 bp	4,553
Index

CMBX NA BBB–	BBB–/P	38,688	330,000	5/11/63	300 bp	1,992
Index

CMBX NA BBB–	BBB–/P	40,407	369,000	5/11/63	300 bp	(626)
Index

CMBX NA BBB–	BBB–/P	57,645	400,000	5/11/63	300 bp	13,165
Index

Absolute Return 300 Fund 49

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Securities LLC cont.

CMBX NA BBB–	BBB–/P	$34,707	$424,000	5/11/63	300 bp	$(12,442)
Index

CMBX NA BBB–	BBB–/P	63,769	438,000	5/11/63	300 bp	15,064
Index

CMBX NA BBB–	BBB–/P	69,908	572,000	5/11/63	300 bp	6,301
Index

CMBX NA BBB–	BBB–/P	109,707	886,000	5/11/63	300 bp	11,184
Index

CMBX NA BBB–	BBB–/P	153,207	1,035,000	5/11/63	300 bp	38,115
Index

CMBX NA BBB–	BBB–/P	153,207	1,035,000	5/11/63	300 bp	38,115
Index

CMBX NA BBB–	BBB–/P	356,703	2,954,000	5/11/63	300 bp	28,218
Index

CMBX NA BBB–	BBB–/P	356,703	2,954,000	5/11/63	300 bp	28,218
Index

CMBX NA BBB–	—	(146,537)	1,591,000	1/17/47	(300 bp)	(18,620)
Index

CMBX NA BBB–	—	(52,911)	636,000	1/17/47	(300 bp)	(1,776)
Index

CMBX NA BBB–	—	(24,838)	314,000	1/17/47	(300 bp)	407
Index

CMBX NA BBB–	—	(377)	7,000	1/17/47	(300 bp)	186
Index

Total		$1,703,074				$1,197,635

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 28	B+/P	$830,933	$11,259,000	6/20/22	500 bp	$(69,878)
Index

Total		$830,933				$(69,878)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

50 Absolute Return 300 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks *:

Energy	$250,965	$—	$—

Total common stocks	250,965	—	—

Asset-backed securities	—	3,371,000	—

Corporate bonds and notes	—	146,233,272	—

Foreign government and agency bonds and notes	—	22,118,777	—

Mortgage-backed securities	—	226,812,844	—

Purchased options outstanding	—	822,087	—

Purchased swap options outstanding	—	2,327,624	—

Senior loans	—	42,549,330	—

U.S. government and agency mortgage obligations	—	231,702,892	—

U.S. treasury obligations	—	387,488	—

Short-term investments	24,242,163	22,403,185	—

Totals by level	$24,493,128	$698,728,499	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$28,726	$—

Futures contracts	(89,194)	—	—

Written options outstanding	—	(806,526)	—

Written swap options outstanding	—	(2,546,999)	—

Forward premium swap option contracts	—	12,045	—

TBA sale commitments	—	(164,575,937)	—

Interest rate swap contracts	—	(1,088,969)	—

Total return swap contracts	—	281,434	—

Credit default contracts	—	(1,406,250)	—

Totals by level	$(89,194)	$(170,102,476)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 51

Statement of assets and liabilities 4/30/17 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $700,086,051)	$699,453,464
Affiliated issuers (identified cost $23,768,163) (Note 5)	23,768,163

Cash	249,327

Interest and other receivables	4,872,898

Receivable for shares of the fund sold	690,694

Receivable for investments sold	2,720,557

Receivable for sales of delayed delivery securities (Note 1)	138,036,341

Receivable for variation margin (Note 1)	818,149

Unrealized appreciation on forward premium swap option contracts (Note 1)	361,145

Unrealized appreciation on forward currency contracts (Note 1)	1,765,737

Unrealized appreciation on OTC swap contracts (Note 1)	2,668,387

Premium paid on OTC swap contracts (Note 1)	1,718,703

Total assets	877,123,565

LIABILITIES

Payable to custodian	41,654

Payable for investments purchased	1,109,083

Payable for purchases of delayed delivery securities (Note 1)	204,856,828

Payable for shares of the fund repurchased	873,275

Payable for compensation of Manager (Note 2)	313,289

Payable for Trustee compensation and expenses (Note 2)	152,021

Payable for distribution fees (Note 2)	104,471

Payable for variation margin (Note 1)	818,299

Unrealized depreciation on OTC swap contracts (Note 1)	1,832,065

Premium received on OTC swap contracts (Note 1)	3,402,549

Unrealized depreciation on forward currency contracts (Note 1)	1,737,011

Unrealized depreciation on forward premium swap option contracts (Note 1)	349,100

Written options outstanding, at value (premiums $5,255,320) (Notes 1 and 3)	3,353,525

TBA sale commitments, at value (proceeds receivable $163,697,696) (Note 1)	164,575,937

Collateral on certain derivative contracts, at value (Note 1)	474,000

Other accrued expenses	1,516

Total liabilities	383,994,623

Net assets	$493,128,942

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$614,356,341

Undistributed net investment income (Note 1)	2,348,989

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(123,222,095)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(354,293)

Total — Representing net assets applicable to capital shares outstanding	$493,128,942

(Continued on next page)

52 Absolute Return 300 Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($186,599,360 divided by 18,888,611 shares)	$9.88

Offering price per class A share (100/99.00 of $9.88)*	$9.98

Net asset value and offering price per class B share ($6,204,913 divided by 630,993 shares)**	$9.83

Net asset value and offering price per class C share ($75,131,278 divided by 7,651,312 shares)**	$9.82

Net asset value and redemption price per class M share ($5,863,548 divided by 595,633 shares)	$9.84

Offering price per class M share (100/99.25 of $9.84)*	$9.91

Net asset value, offering price and redemption price per class P share
($67,013,604 divided by 6,757,568 shares)	$9.92

Net asset value, offering price and redemption price per class R share
($222,479 divided by 22,426 shares)	$9.92

Net asset value, offering price and redemption price per class R6 share
($6,038,022 divided by 608,633 shares)	$9.92

Net asset value, offering price and redemption price per class Y share
($146,055,738 divided by 14,761,646 shares)	$9.89

* On single retail sales of less than $500,000.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 53

Statement of operations Six months ended 4/30/17 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $1,495) (including interest income of $69,832 from investments
in affiliated issuers) (Note 5)	$10,396,870

Total investment income	10,396,870

EXPENSES

Compensation of Manager (Note 2)	1,093,479

Distribution fees (Note 2)	675,894

Other	2,300

Total expenses	1,771,673

Expense reduction (Note 2)	(747)

Net expenses	1,770,926

Net investment income	8,625,944

Net realized loss on investments (Notes 1 and 3)	(5,719,785)

Net realized gain on swap contracts (Note 1)	13,767,142

Net realized loss on futures contracts (Note 1)	(3,286,049)

Net realized gain on foreign currency transactions (Note 1)	2,716,365

Net realized loss on written options (Notes 1 and 3)	(1,267,593)

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(1,392,217)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	7,903,299

Net gain on investments	12,721,162

Net increase in net assets resulting from operations	$21,347,106

The accompanying notes are an integral part of these financial statements.

54 Absolute Return 300 Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/17*	Year ended 10/31/16

Operations

Net investment income	$8,625,944	$26,468,764

Net realized gain (loss) on investments
and foreign currency transactions	6,210,080	(45,321,584)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	6,511,082	12,320,374

Net increase (decrease) in net assets resulting
from operations	21,347,106	(6,532,446)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(6,364,460)	(16,009,615)

Class B	(189,246)	(393,310)

Class C	(1,724,040)	(4,623,230)

Class M	(202,216)	(436,905)

Class P	(1,802,034)	—

Class R	(5,641)	(14,355)

Class R5	—	(509)

Class R6	(180,139)	(68,404)

Class Y	(4,375,707)	(17,041,321)

Decrease from capital share transactions (Note 4)	(45,687,459)	(334,692,318)

Total decrease in net assets	(39,183,836)	(379,812,413)

NET ASSETS

Beginning of period	532,312,778	912,125,191

End of period (including undistributed net investment
income of $2,348,989 and $8,566,528, respectively)	$493,128,942	$532,312,778

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 55

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%)

Class A

April 30, 2017**	$9.76	.17[h]	.24	.41	(.29)	(.29)	$9.88	4.34*	$186,599	.34*	1.71*h	407*d

October 31, 2016	10.18	.38	(.35)	.03	(.45)	(.45)	9.76	.36	226,657.70		3.92	428[d]

October 31, 2015	10.71	.28	(.44)	(.16)	(.37)	(.37)	10.18	(1.53)	374,839.84		2.71	486[d]

October 31, 2014	10.81	.31	.03	.34	(.44)	(.44)	10.71	3.19	470,872.81		2.91	203[d]

October 31, 2013	10.58	.34	.05	.39	(.16)	(.16)	10.81	3.73	497,067	.78[e]	3.13[e]	246[f]

October 31, 2012	10.38	.31	(.01)	.30	(.10)	(.10)	10.58	2.97	518,088	.82[e]	2.94[e]	238[f]

Class B

April 30, 2017**	$9.71	.16	.24	.40	(.28)	(.28)	$9.83	4.15*	$6,205	.44*	1.62*	407*d

October 31, 2016	10.12	.36	(.34)	.02	(.43)	(.43)	9.71	.22	7,014.90		3.75	428[d]

October 31, 2015	10.65	.26	(.44)	(.18)	(.35)	(.35)	10.12	(1.74)	9,669	1.04	2.52	486[d]

October 31, 2014	10.75	.29	.02	.31	(.41)	(.41)	10.65	2.96	11,822	1.01	2.73	203[d]

October 31, 2013	10.53	.31	.05	.36	(.14)	(.14)	10.75	3.46	12,854	.98[e]	2.93[e]	246[f]

October 31, 2012	10.32	.28	.01	.29	(.08)	(.08)	10.53	2.86	13,859	1.02[e]	2.71[e]	238[f]

Class C

April 30, 2017**	$9.65	.13[h]	.25	.38	(.21)	(.21)	$9.82	3.95*	$75,131	.71*	1.34*h	407*d

October 31, 2016	10.06	.30	(.34)	(.04)	(.37)	(.37)	9.65	(.42)	86,726	1.45	3.18	428[d]

October 31, 2015	10.58	.20	(.43)	(.23)	(.29)	(.29)	10.06	(2.22)	134,131	1.59	1.96	486[d]

October 31, 2014	10.68	.23	.02	.25	(.35)	(.35)	10.58	2.37	162,146	1.56	2.17	203[d]

October 31, 2013	10.44	.25	.06	.31	(.07)	(.07)	10.68	2.94	169,740	1.53[e]	2.39[e]	246[f]

October 31, 2012	10.24	.22	.01	.23	(.03)	(.03)	10.44	2.23	201,889	1.57[e]	2.19[e]	238[f]

Class M

April 30, 2017**	$9.73	.16	.24	.40	(.29)	(.29)	$9.84	4.22*	$5,864	.37*	1.69*	407*d

October 31, 2016	10.15	.37	(.34)	.03	(.45)	(.45)	9.73	.33	7,011.75		3.89	428[d]

October 31, 2015	10.68	.28	(.44)	(.16)	(.37)	(.37)	10.15	(1.56)	9,913.89		2.67	486[d]

October 31, 2014	10.78	.31	.02	.33	(.43)	(.43)	10.68	3.13	11,043.86		2.85	203[d]

October 31, 2013	10.55	.33	.05	.38	(.15)	(.15)	10.78	3.68	11,228	.83[e]	3.08[e]	246[f]

October 31, 2012	10.35	.30	—[g]	.30	(.10)	(.10)	10.55	2.90	11,914	.87[e]	2.89[e]	238[f]

Class P

April 30, 2017**	$9.79	.18	.25	.43	(.30)	(.30)	$9.92	4.54*	$67,014	.22*	1.85*	407*d

October 31, 2016†	9.69	.07	.03	.10	—	—	9.79	1.03*	56,131	.08*	.76*	428[d]

Class R

April 30, 2017**	$9.77	.15[h]	.25	.40	(.25)	(.25)	$9.92	4.17*	$222	.47*	1.57*h	407*d

October 31, 2016	10.14	.36	(.35)	.01	(.38)	(.38)	9.77	.13	278.95		3.69	428[d]

October 31, 2015	10.68	.26	(.45)	(.19)	(.35)	(.35)	10.14	(1.81)	379	1.09	2.52	486[d]

October 31, 2014	10.77	.28	.03	.31	(.40)	(.40)	10.68	2.96	914	1.06	2.64	203[d]

October 31, 2013	10.54	.31	.05	.36	(.13)	(.13)	10.77	3.47	824	1.03[e]	2.86[e]	246[f]

October 31, 2012	10.34	.28	—[g]	.28	(.08)	(.08)	10.54	2.71	734	1.07[e]	2.68[e]	238[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

56 Absolute Return 300 Fund	Absolute Return 300 Fund 57

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%)

Class R6

April 30, 2017**	$9.82	.18	.25	.43	(.33)	(.33)	$9.92	4.45*	$6,038	.22*	1.85*	407*d

October 31, 2016	10.24	.41	(.35)	.06	(.48)	(.48)	9.82	.65	5,426.45		4.25	428[d]

October 31, 2015	10.78	.31	(.45)	(.14)	(.40)	(.40)	10.24	(1.34)	1,446.59		2.98	486[d]

October 31, 2014	10.88	.37	(.01)	.36	(.46)	(.46)	10.78	3.43	1,828.56		3.38	203[d]

October 31, 2013	10.63	.32[h]	.11	.43	(.18)	(.18)	10.88	4.06	2,573	.53[e]	2.91 [e,h]	246[f]

October 31, 2012#	10.42	.09	.12	.21	—	—	10.63	2.02*	10	.18*e	.84*e	238[f]

Class Y

April 30, 2017**	$9.79	.18	.25	.43	(.33)	(.33)	$9.89	4.46*	$146,056	.22*	1.88*	407*d

October 31, 2016	10.22	.40	(.35)	.05	(.48)	(.48)	9.79	.55	143,069.45		4.18	428[d]

October 31, 2015	10.75	.31	(.44)	(.13)	(.40)	(.40)	10.22	(1.24)	381,738.59		2.98	486[d]

October 31, 2014	10.85	.33	.03	.36	(.46)	(.46)	10.75	3.42	438,177.56		3.06	203[d]

October 31, 2013	10.63	.36	.05	.41	(.19)	(.19)	10.85	3.93	253,607	.53[e]	3.37[e]	246[f]

October 31, 2012	10.43	.33	—[g]	.33	(.13)	(.13)	10.63	3.21	212,599	.57[e]	3.20[e]	238[f]

* Not annualized.

** Unaudited.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

# For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/13	10/31/12

Class A	0.06%	0.19%

Class B	0.06	0.19

Class C	0.06	0.19

Class M	0.06	0.19

Class R	0.06	0.19

Class R6	0.03	0.03

Class Y	0.06	0.19

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

October 31, 2013	656%

October 31, 2012	722

g Amount represents less than $0.01 per share.

h The net investment income ratio and per share amount shown for the period may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

58 Absolute Return 300 Fund	Absolute Return 300 Fund 59

Notes to financial statements 4/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2016 through April 30, 2017.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, the fund may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

The fund offers class A, class B, class C, class M, class P, class R, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Effective February 1, 2016, the fund terminated its class R5 shares. Effective April 1, 2017, purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

60 Absolute Return 300 Fund

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

Absolute Return 300 Fund 61

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium

62 Absolute Return 300 Fund

originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

Absolute Return 300 Fund 63

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty

64 Absolute Return 300 Fund

risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,335,555 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs

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resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,871,333 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,794,464 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2016, the fund had a capital loss carryover of $117,656,341 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

	Loss carryover

Short-term	Long-term	Total	Expiration

$86,512,588	$25,921,866	$112,434,454	*

5,221,887	N/A	5,221,887	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

66 Absolute Return 300 Fund

The aggregate identified cost on a tax basis is $737,342,623, resulting in gross unrealized appreciation and depreciation of $2,873,145 and $16,994,141, respectively, or net unrealized depreciation of $14,120,996.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.297% of the fund’s average net assets before a decrease of $405,188 (0.080% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed, through February 28, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Absolute Return 300 Fund 67

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $747 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $376, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following class shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

68 Absolute Return 300 Fund

	Maximum %	Approved %	Amount

Class A	0.35%	0.25%	$254,832

Class B	1.00%	0.45%	14,807

Class C	1.00%	1.00%	396,054

Class M	1.00%	0.30%	9,621

Class R	1.00%	0.50%	580

Total			$675,894

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $584 and no monies from the sale of class A and class M shares, respectively, and received $8 and $304 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $10 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments (Long-term)	$2,198,198,605	$2,295,571,587

U.S. government securities (Long-term)	—	—

Total	$2,198,198,605	$2,295,571,587

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written swap	Written option
		option contract	option	contract	Written option
		amounts	premiums	amounts	premiums

Written options	USD	385,433,000	$2,333,651	136,000,000	$695,938
outstanding at the	EUR	—	$—	—	$—
beginning of the
reporting period

Options opened	USD	2,877,256,300	8,334,009	402,966,000	1,804,351
	EUR	2,293,000	73,143	6,270,500	56,150

Options exercised	USD	(156,376,800)	(627,557)	—	—
	EUR	—	—	—	—

Options expired	USD	(1,196,729,800)	(2,552,341)	—	—
	EUR	—	—	—	—

Options closed	USD	(1,264,716,800)	(3,309,648)	(286,966,000)	(1,496,226)
	EUR	—	—	(6,270,500)	(56,150)

Written options	USD	644,865,900	$4,178,114	252,000,000	$1,004,063
outstanding at the end of	EUR	2,293,000	$73,143	—	$—
the reporting period

Absolute Return 300 Fund 69

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	1,924,991	$18,773,012	3,720,998	$35,825,688

Shares issued in connection with
reinvestment of distributions	578,670	5,537,875	1,419,198	13,723,641

	2,503,661	24,310,887	5,140,196	49,549,329

Shares repurchased	(6,839,362)	(66,891,915)	(18,738,941)	(179,711,733)

Net decrease	(4,335,701)	$(42,581,028)	(13,598,745)	$(130,162,404)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	18,960	$184,157	45,381	$430,218

Shares issued in connection with
reinvestment of distributions	17,766	169,485	35,954	346,599

	36,726	353,642	81,335	776,817

Shares repurchased	(128,347)	(1,249,495)	(313,942)	(3,005,195)

Net decrease	(91,621)	$(895,853)	(232,607)	$(2,228,378)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	267,937	$2,597,815	891,281	$8,547,053

Shares issued in connection with
reinvestment of distributions	157,304	1,500,683	399,828	3,846,341

	425,241	4,098,498	1,291,109	12,393,394

Shares repurchased	(1,761,504)	(17,081,079)	(5,640,486)	(53,798,224)

Net decrease	(1,336,263)	$(12,982,581)	(4,349,377)	$(41,404,830)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	41,230	$398,623	69,399	$673,075

Shares issued in connection with
reinvestment of distributions	20,531	195,863	43,861	422,822

	61,761	594,486	113,260	1,095,897

Shares repurchased	(187,022)	(1,817,041)	(369,345)	(3,524,941)

Net decrease	(125,261)	$(1,222,555)	(256,085)	$(2,429,044)

			FOR THE PERIOD 8/31/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 4/30/17		TO 10/31/16
Class P	Shares	Amount	Shares	Amount

Shares sold	1,987,430	$19,486,894	6,295,013	$61,153,483

Shares issued in connection with
reinvestment of distributions	187,712	1,802,034	—	—

	2,175,142	21,288,928	6,295,013	61,153,483

Shares repurchased	(1,148,899)	(11,243,477)	(563,688)	(5,512,815)

Net increase	1,026,243	$10,045,451	5,731,325	$55,640,668

70 Absolute Return 300 Fund

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	1,156	$11,348	6,003	$57,211

Shares issued in connection with
reinvestment of distributions	586	5,641	1,470	14,260

	1,742	16,989	7,473	71,471

Shares repurchased	(7,817)	(76,964)	(16,329)	(156,878)

Net decrease	(6,075)	$(59,975)	(8,856)	$(85,407)

	PERIOD ENDED 10/31/16*
Class R5	Shares	Amount

Shares sold	—	$—

Shares issued in connection with reinvestment of distributions	53	509

	53	509

Shares repurchased	(1,110)	(10,555)

Net decrease	(1,057)	$(10,046)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R6	Shares	Amount	Shares	Amount

Shares sold	68,808	$674,972	463,177	$4,426,076

Shares issued in connection with
reinvestment of distributions	18,764	180,139	7,045	68,404

	87,572	855,111	470,222	4,494,480

Shares repurchased	(31,568)	(308,342)	(58,788)	(565,892)

Net increase	56,004	$546,769	411,434	$3,928,588

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	4,575,127	$44,787,372	10,331,226	$100,475,814

Shares issued in connection with
reinvestment of distributions	387,657	3,713,750	1,260,966	12,218,762

	4,962,784	48,501,122	11,592,192	112,694,576

Shares repurchased	(4,809,316)	(47,038,809)	(34,342,250)	(330,636,041)

Net increase (decrease)	153,468	$1,462,313	(22,750,058)	$(217,941,465)

* Effective February 1, 2016, the fund terminated its class R5 shares.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class P	1,065	0.02%	$10,565

Class R6	1,148	0.19	11,388

At the close of the reporting period, funds within the Putnam RetirementReady Funds owned 5.7% of the outstanding shares of the fund.

Absolute Return 300 Fund 71

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

	Fair value at
	the beginning				Fair value at
	of the				the end of the
	reporting			Investment	reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Short Term
Investment Fund**	$19,492,391	$254,747,220	$250,471,448	$69,832	$23,768,163

Totals	$19,492,391	$254,747,220	$250,471,448	$69,832	$23,768,163

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$81,700,000

Purchased currency options (contract amount)	$8,700,000

Purchased swap option contracts (contract amount)	$567,900,000

Written TBA commitment option contracts (contract amount) (Note 3)	$163,400,000

Written currency options (contract amount) (Note 3)	$8,700,000

Written swap option contracts (contract amount) (Note 3)	$606,700,000

Futures contracts (number of contracts)	100

Forward currency contracts (contract amount)	$316,100,000

OTC interest rate swap contracts (notional)	$9,500,000

Centrally cleared interest rate swap contracts (notional)	$891,200,000

OTC total return swap contracts (notional)	$232,900,000

OTC credit default contracts (notional)	$54,700,000

Centrally cleared credit default contracts (notional)	$4,800,000

72 Absolute Return 300 Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	ASSET DERIVATIVES		LIABILITY DERIVATIVES

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

			Payables, Net assets —
Credit contracts	Receivables	$3,640,464	Unrealized depreciation	$5,046,714*

Foreign exchange
contracts	Receivables	1,765,737	Payables	1,737,011

	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	6,667,669*	Unrealized depreciation	7,756,167*

Total		$12,073,870		$14,539,892

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(294,892)	$(294,892)

Foreign exchange contracts	379,894	—	2,729,936	—	$3,109,830
Interest rate contracts	(1,630,577)	(3,286,049)	—	14,062,034	$9,145,408

Total	$(1,250,683)	$(3,286,049)	$2,729,936	$13,767,142	$11,960,346

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$440,914	$440,914

Foreign exchange contracts	—	—	(1,405,257)	—	$(1,405,257)
Interest rate contracts	372,598	1,676,075	—	(4,009,754)	$(1,961,081)

Total	$372,598	$1,676,075	$(1,405,257)	$(3,568,840)	$(2,925,424)

Note 9: New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management have evaluated the amendments and their impact, if any, on the fund’s financial statements.

Absolute Return 300 Fund 73

Note 10: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Centrally cleared interest rate swap
contracts§	—	—	818,149	—	—	—	—	—	—	—	—	—	—	—	818,149

OTC Total return swap contracts*#	37	223,129	—	4,485	3,616	133,552	—	—	40,428	—	—	—	—	—	405,247

OTC Credit default contracts*#	—	—	—	—	1,776,441	1,467,437	—	—	396,586	—	—	—	—	—	3,640,464

Centrally cleared credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Forward currency contracts #	412,588	52,128	—	209,226	117,742	275,312	51,782	135,253	—	—	275,428	33,231	171,858	31,189	1,765,737

Forward premium swap option
contracts #	129,183	12,302	—	—	—	8,236	—	211,424	—	—	—	—	—	—	361,145

Purchased swap options**#	137,090	396,052	—	948,165	—	72,976	—	773,341	—	—	—	—	—	—	2,327,624

Purchased options**#	—	—	—	—	—	—	—	822,087	—	—	—	—	—	—	822,087

Total Assets	$678,898	$683,611	$818,149	$1,161,876	$1,897,799	$1,957,513	$51,782	$1,942,105	$437,014	$—	$275,428	$33,231	$171,858	$31,189	$10,140,453

Liabilities:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$623,519	$—	$—	$—	$—	$—	$—	$623,519

Centrally cleared interest rate swap
contracts§	—	—	775,557	—	—	—	—	—	—	—	—	—	—	—	775,557

OTC Total return swap contracts*#	—	45,828	—	—	36,719	30,308	—	3,633	7,325	—	—	—	—	—	123,813

OTC Credit default contracts*#	231,963	—	—	—	2,007,956	433,273	—	—	1,472,711	—	—	—	—	—	4,145,903

Centrally cleared credit default
contracts§	—	—	7,131	—	—	—	—	—	—	—	—	—	—	—	7,131

Futures contracts§	—	—	—	—	—	—	—	—	—	35,611	—	—	—	—	35,611

Forward currency contracts #	123,980	95,325	—	199,299	115,676	168,528	37,297	450,906	—	—	169,756	149,802	191,750	34,692	1,737,011

Forward premium swap option
contracts #	112,562	29,503	—	—	14,858	7,026	—	185,151	—	—	—	—	—	—	349,100

Written swap options #	152,380	407,272	—	632,630	—	71,412	—	1,283,305	—	—	—	—	—	—	2,546,999

Written options #	—	—	—	—	—	—	—	806,526	—	—	—	—	—	—	806,526

Total Liabilities	$620,885	$577,928	$782,688	$831,929	$2,175,209	$710,547	$37,297	$3,353,040	$1,480,036	$35,611	$169,756	$149,802	$191,750	$34,692	$11,151,170

Total Financial and Derivative Net
Assets	$58,013	$105,683	$35,461	$329,947	$(277,410)	$1,246,966	$14,485	$(1,410,935)	$(1,043,022)	$(35,611)	$105,672	$(116,571)	$(19,892)	$(3,503)	$(1,010,717)

Total collateral received (pledged)†##	$—	$—	$—	$310,000	$(230,584)	$1,246,966	$—	$(1,410,935)	$(1,015,199)	$—	$—	$(110,800)	$(14,976)	$—

Net amount	$58,013	$105,683	$35,461	$19,947	$(46,826)	$—	$14,485	$—	$(27,823)	$(35,611)	$105,672	$(5,771)	$(4,916)	$(3,503)

74 Absolute Return 300 Fund	Absolute Return 300 Fund 75

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

76 Absolute Return 300 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	James F. Clark
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Kenneth R. Leibler, Vice Chair	Chief Compliance Officer
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Michael J. Higgins
	Barbara M. Baumann	Vice President, Treasurer,
Investment Sub-Advisors	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	Catharine Bond Hill	Janet C. Smith
London, England SW1A 1LD	John A. Hill	Vice President,
	Paul L. Joskow	Principal Financial Officer,
The Putnam Advisory Company, LLC	Robert E. Patterson	Principal Accounting Officer,
One Post Office Square	George Putnam, III	and Assistant Treasurer
Boston, MA 02109	Robert L. Reynolds
	Manoj P. Singh	Susan G. Malloy
Marketing Services	W. Thomas Stephens	Vice President and
Putnam Retail Management		Assistant Treasurer
One Post Office Square	Officers
Boston, MA 02109	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Absolute Return 300 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA109 306343 6/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 27, 2017